Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.4%
	SECURITIZED – 41.5%
$250	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	AAA	$267,559
500	Csail 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	Aa2	519,928
886	Fannie Mae Pool FN AL9125	4.000%	10/01/43	N/R	976,995
417	Fannie Mae Pool FN AS6302	3.500%	12/01/45	N/R	445,478
572	Fannie Mae Pool FN AX4887	4.000%	12/01/44	N/R	630,085
51	Fannie Mae Pool FN MA1489	3.000%	7/01/43	Aaa	53,728
532	Fannie Mae Pool FN MA2929	3.500%	3/01/47	Aaa	563,990
621	Fannie Mae Pool FN MA3120	3.500%	9/01/47	Aaa	657,356
197	Fannie Mae Pool FN MA3211	4.000%	12/01/47	Aaa	211,703
348	Fannie Mae Pool FN MA3239	4.000%	1/01/48	Aaa	374,184
517	Fannie Mae Pool FN MA3276	3.500%	2/01/48	Aaa	547,349
122	Fannie Mae Pool FN MA3277	4.000%	2/01/48	N/R	130,983
265	Fannie Mae Pool FN MA3305	3.500%	3/01/48	N/R	279,850
85	Fannie Mae Pool FN MA3306	4.000%	3/01/48	N/R	90,635
270	Fannie Mae Pool FN MA3332	3.500%	4/01/48	Aaa	285,834
168	Fannie Mae Pool FN MA3383	3.500%	6/01/48	Aaa	177,475
175	Fannie Mae Pool FN MA3467	4.000%	9/01/48	Aaa	186,549
204	Fannie Mae Pool FN MA3663	3.500%	5/01/49	Aaa	215,399
275	Fannie Mae Pool FN MA3744	3.000%	8/01/49	N/R	286,689
303	Fannie Mae Pool FN MA3774	3.000%	9/01/49	Aaa	316,087
381	Fannie Mae Pool FN MA3905	3.000%	1/01/50	N/R	397,257
1,128	Fannie Mae Pool FN MA3960	3.000%	3/01/50	N/R	1,177,636
2,491	Fannie Mae Pool FN MA3990	2.500%	4/01/50	N/R	2,597,170
4,874	Fannie Mae Pool FN MA4078	2.500%	7/01/50	N/R	5,082,598
970	Fannie Mae Pool FN MA4182, (WI/DD)	2.000%	11/01/50	N/R	1,000,790
485	Freddie Mac Gold Pool	4.000%	1/01/48	N/R	521,025
224	Freddie Mac Gold Pool	3.500%	2/01/48	N/R	237,400
2,416	Freddie Mac Pool	2.000%	6/01/50	N/R	2,493,222
41	Ginnie Mae II Pool	4.000%	8/20/44	N/R	44,295
475	Ginnie Mae II Pool	3.500%	12/20/45	Aaa	508,926
137	Ginnie Mae II Pool	4.000%	12/20/45	Aaa	148,543
166	Ginnie Mae II Pool	3.500%	8/20/46	Aaa	178,437
106	Ginnie Mae II Pool	3.500%	9/20/46	Aaa	114,132
258	Ginnie Mae II Pool	3.500%	12/20/47	Aaa	275,016
204	Ginnie Mae II Pool	3.500%	1/20/48	Aaa	217,680

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$240	Ginnie Mae II Pool	3.500%	4/20/49	Aaa	$253,239
383	Ginnie Mae II Pool	3.000%	11/20/49	N/R	399,949
400	Ginnie Mae II Pool	3.000%	12/20/49	N/R	417,165
466	Ginnie Mae II Pool	3.000%	2/20/50	N/R	485,926
1,695	Ginnie Mae II Pool	3.000%	4/20/50	N/R	1,773,661
1,955	Ginnie Mae II Pool	3.500%	6/20/50	N/R	2,063,749
1,989	Ginnie Mae II Pool	2.500%	8/20/50	N/R	2,084,710
4,065	Ginnie Mae II Pool	2.500%	9/20/50	N/R	4,261,222
970	Ginnie Mae II Pool, (WI/DD)	2.000%	11/20/50	N/R	1,007,915
409	SoFi Professional Loan Program 2017-E LLC, 144A	2.720%	11/26/40	AAA	415,579
250	Verizon Owner Trust 2019-C	2.060%	4/22/24	AA+	257,321
250	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aaa	266,291
$34,186	Total Securitized (cost $35,434,383)				35,898,710

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 28.3%
	Financials – 5.6%
$30	AerCap Ireland Capital DAC	3.650%	7/21/27	BBB	$28,306
22	AerCap Ireland Capital DAC	3.875%	1/23/28	BBB	20,787
22	Aetna, Inc	4.500%	5/15/42	BBB	26,120
23	Air Lease Corp	3.875%	7/03/23	BBB	23,938
30	Air Lease Corp	3.625%	4/01/27	BBB	29,944
10	Air Lease Corp	3.000%	2/01/30	BBB	9,305
10	Aircastle Ltd	5.000%	4/01/23	BBB	10,195
40	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	44,871
33	Alexandria Real Estate Equities Inc	1.875%	2/01/33	BBB+	32,102
57	American Financial Group Inc/OH	5.250%	4/02/30	BBB+	68,748
101	American International Group Inc	4.200%	4/01/28	BBB+	117,584
58	Anthem Inc	3.700%	9/15/49	A	65,766
52	Aon Corp	3.750%	5/02/29	A-	59,939
22	Arch Capital Group US, Inc	5.144%	11/01/43	A-	28,253
22	Athene Holding Ltd	6.150%	4/03/30	BBB+	26,292
27	AXIS Specialty Finance PLC	4.000%	12/06/27	A-	29,557
154	Bank of America Corp	4.183%	11/25/27	A-	176,217
11	Bank of America Corp	4.443%	1/20/48	A+	14,047
11	BankUnited Inc	5.125%	6/11/30	Baa3	12,073
40	Barclays Bank PLC	3.750%	5/15/24	A1	43,918
33	Barclays PLC	3.932%	5/07/25	A	35,554
74	Barclays PLC	4.972%	5/16/29	A	86,676
66	Barclays PLC	5.088%	6/20/30	BBB+	75,177

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$35	Boston Properties LP	3.400%	6/21/29	BBB+	$37,946
32	Boston Properties LP	2.900%	3/15/30	BBB+	33,222
57	Brighthouse Financial Inc	5.625%	5/15/30	BBB+	67,287
38	Brixmor Operating Partnership LP	4.125%	5/15/29	BBB-	41,218
117	Capital One Financial Corp	3.800%	1/31/28	A-	131,605
54	Citigroup Inc	4.450%	9/29/27	BBB+	62,304
56	Citigroup Inc	4.125%	7/25/28	BBB+	64,092
58	Citigroup Inc	4.750%	5/18/46	BBB+	72,527
67	Citizens Financial Group Inc	2.500%	2/06/30	BBB+	70,152
32	CNA Financial Corp	3.900%	5/01/29	A-	36,342
100	Cooperatieve Rabobank UA	3.750%	7/21/26	A-	111,915
55	Credit Suisse Group Funding Guernsey Ltd	4.875%	5/15/45	A-	72,217
67	Digital Realty Trust LP	4.450%	7/15/28	BBB	79,273
69	Discover Bank	4.650%	9/13/28	BBB+	80,843
11	Duke Realty LP	3.050%	3/01/50	BBB+	11,359
44	Equitable Holdings Inc	5.000%	4/20/48	BBB+	52,560
34	Essex Portfolio LP	2.650%	3/15/32	BBB+	35,294
11	Essex Portfolio LP	4.500%	3/15/48	BBB+	13,676
11	Essex Portfolio LP	2.650%	9/01/50	BBB+	10,036
22	Fairfax Financial Holdings Ltd	4.625%	4/29/30	BBB-	23,534
44	Fifth Third Bancorp	3.950%	3/14/28	A-	50,828
26	GATX Corp	4.550%	11/07/28	BBB	30,529
75	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	81,100
20	Goldman Sachs Group Inc	3.750%	2/25/26	A	22,471
26	Goldman Sachs Group Inc	3.500%	11/16/26	A	28,786
88	Goldman Sachs Group Inc	6.450%	5/01/36	BBB+	122,946
22	Hartford Financial Services Group Inc	6.100%	10/01/41	BBB+	31,470
18	Healthcare Realty Trust Inc	3.625%	1/15/28	BBB+	19,915
67	Healthpeak Properties Inc	3.000%	1/15/30	BBB+	72,017
5	Highwoods Realty LP	3.050%	2/15/30	BBB	5,147
92	HSBC Holdings PLC	7.625%	5/17/32	A3	129,290
30	Humana Inc	3.850%	10/01/24	BBB+	33,119
35	Huntington Bancshares Inc/OH	4.000%	5/15/25	A-	39,617
52	Jefferies Financial Group Inc	5.500%	10/18/23	BBB	57,176
4	JPMorgan Chase & Co	3.702%	5/06/30	AA-	4,568
40	KeyBank NA/Cleveland OH	3.400%	5/20/26	BBB+	44,469
54	KeyCorp	4.100%	4/30/28	A-	63,003
22	Kimco Realty Corp	4.250%	4/01/45	BBB+	23,076
60	Lazard Group LLC	4.500%	9/19/28	BBB+	69,192

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$28	Lincoln National Corp	4.200%	3/15/22	A-	$29,407
22	Lincoln National Corp	6.300%	10/09/37	A-	28,204
22	Lloyds Banking Group PLC	2.438%	2/05/26	A+	22,940
44	Lloyds Banking Group PLC	5.300%	12/01/45	A-	58,097
52	Manulife Financial Corp	4.061%	2/24/32	A-	56,119
27	Markel Corp	5.000%	5/20/49	BBB+	35,973
11	Mid-America Apartments LP	2.750%	3/15/30	BBB+	11,827
44	Morgan Stanley	4.350%	9/08/26	Baa1	51,125
35	Morgan Stanley	4.457%	4/22/39	A2	43,904
22	National Retail Properties Inc	4.800%	10/15/48	BBB+	25,227
88	Natwest Group PLC	4.892%	5/18/29	A	103,407
44	Nomura Holdings Inc	2.679%	7/16/30	BBB+	44,952
22	OMEGA Healthcare Investors, Inc	4.750%	1/15/28	BBB-	23,922
26	Physicians Realty LP	3.950%	1/15/28	BBB	27,255
63	Prudential Financial Inc	5.375%	5/15/45	BBB+	68,052
34	Raymond James Financial Inc	3.625%	9/15/26	BBB+	39,018
8	Realty Income Corp	3.650%	1/15/28	A-	8,940
67	Regency Centers LP	4.400%	2/01/47	BBB+	73,599
18	Reinsurance Group of America Inc	4.700%	9/15/23	A	19,913
29	Sabra Health Care LP	4.800%	6/01/24	BBB-	30,588
58	Santander Holdings USA Inc	3.244%	10/05/26	BBB+	62,417
53	Synchrony Financial	3.950%	12/01/27	BBB-	57,813
25	UDR Inc	3.000%	8/15/31	BBB+	26,925
29	UnitedHealth Group Inc	3.850%	6/15/28	A+	33,979
63	Unum Group	4.500%	12/15/49	BBB	61,783
9	Ventas Realty LP	4.400%	1/15/29	BBB+	10,143
22	Ventas Realty LP	4.750%	11/15/30	BBB+	25,840
26	VEREIT Operating Partnership LP	4.875%	6/01/26	BBB	29,447
11	W R Berkley Corp	4.000%	5/12/50	BBB+	12,938
44	Wachovia Corp	5.500%	8/01/35	A3	57,033
78	WellPoint, Inc	4.625%	5/15/42	A	97,066
100	Wells Fargo & Co	4.300%	7/22/27	A3	114,786
84	Wells Fargo & Co	7.950%	11/15/29	Baa1	111,390
36	Wells Fargo & Co	4.750%	12/07/46	A3	44,301
54	Welltower Inc	4.250%	4/15/28	BBB+	61,295
77	Westpac Banking Corp	4.110%	7/24/34	A-	85,902

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$71	Willis North America Inc	4.500%	9/15/28	BBB	$84,873
4,244	Total Financials				4,881,890
	Industrial – 16.2%
20	AbbVie Inc, 144A	3.850%	6/15/24	BBB+	21,908
17	AbbVie Inc	3.600%	5/14/25	BBB+	18,815
123	AbbVie Inc, 144A	4.050%	11/21/39	BBB+	141,051
67	AbbVie Inc, 144A	4.625%	10/01/42	BBB+	80,589
57	AbbVie Inc	4.700%	5/14/45	BBB+	69,187
102	Altria Group Inc	5.800%	2/14/39	A3	129,880
6	Altria Group Inc	5.950%	2/14/49	A3	7,962
47	American Tower Corp	3.800%	8/15/29	BBB+	53,483
57	American Tower Corp	2.100%	6/15/30	BBB+	57,255
57	Amgen Inc	3.150%	2/21/40	A-	59,945
67	Amgen Inc	5.150%	11/15/41	A-	89,672
58	Amgen Inc	4.563%	6/15/48	A-	74,566
84	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	102,744
168	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	BBB+	193,517
117	Anheuser-Busch InBev Worldwide Inc	4.350%	6/01/40	BBB+	137,788
75	AstraZeneca PLC	4.000%	1/17/29	A3	89,530
59	AT&T Inc	4.350%	3/01/29	A-	68,712
204	AT&T Inc	2.750%	6/01/31	A-	211,743
60	AT&T Inc	4.900%	6/15/42	A-	70,640
62	AT&T Inc	4.300%	12/15/42	A-	69,191
21	AT&T Inc	4.350%	6/15/45	A-	23,276
73	AT&T Inc, 144A	3.500%	9/15/53	A-	69,790
86	AT&T Inc, 144A	3.550%	9/15/55	A-	81,465
39	AutoNation Inc	4.500%	10/01/25	BBB-	43,163
57	Barrick North America Finance LLC	5.700%	5/30/41	Baa1	79,793
84	BAT Capital Corp	4.390%	8/15/37	BBB+	89,893
27	Baxter International Inc	3.500%	8/15/46	A-	30,081
55	Becton Dickinson and Co	4.685%	12/15/44	BBB	67,297
30	Bell Canada Inc	4.464%	4/01/48	BBB+	37,474
67	Biogen Inc	5.200%	9/15/45	A-	87,104
35	Boeing Co	3.300%	3/01/35	Baa2	33,270
117	Boeing Co	5.875%	2/15/40	Baa2	133,989
84	Boeing Co	5.705%	5/01/40	Baa2	97,437
38	BorgWarner Inc	4.375%	3/15/45	Baa1	43,696
36	Boston Scientific Corp	2.650%	6/01/30	Baa2	37,838
117	Broadcom Inc	4.750%	4/15/29	BBB-	135,772

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$54	Canadian Natural Resources Ltd	5.850%	2/01/35	BBB	$63,091
76	Canadian Pacific Railway Co	2.050%	3/05/30	BBB+	78,626
40	Cardinal Health Inc	4.500%	11/15/44	BBB	43,585
21	Cardinal Health Inc	4.368%	6/15/47	BBB	22,918
74	Carrier Global Corp, 144A	2.722%	2/15/30	BBB	77,235
78	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	BBB-	105,207
103	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	122,894
11	Choice Hotels International Inc	3.700%	1/15/31	BBB-	11,444
71	Cigna Corp	4.500%	2/25/26	A-	82,574
84	Cigna Corp	4.900%	12/15/48	A-	108,572
30	Cimarex Energy Co	4.375%	6/01/24	BBB-	32,029
67	Conagra Brands Inc	5.300%	11/01/38	BBB-	86,566
11	Concho Resources Inc	2.400%	2/15/31	BBB	11,095
36	Constellation Brands Inc	3.600%	2/15/28	BBB	40,538
57	Constellation Brands Inc	3.150%	8/01/29	BBB	62,431
67	Corning Inc	3.900%	11/15/49	BBB+	77,348
5	Crown Castle International Corp	3.100%	11/15/29	BBB+	5,373
48	Crown Castle International Corp	4.000%	11/15/49	BBB+	53,378
11	Crown Castle International Corp	4.150%	7/01/50	BBB+	12,587
38	CSX Corp	4.250%	3/15/29	BBB+	45,364
76	CSX Corp	3.800%	4/15/50	BBB+	89,478
132	CVS Health Corp	4.875%	7/20/35	BBB	165,452
107	CVS Health Corp	4.780%	3/25/38	BBB	129,236
57	Dell International LLC / EMC Corp, 144A	6.200%	7/15/30	BBB-	69,663
63	Dell International LLC / EMC Corp, 144A	8.350%	7/15/46	BBB-	86,007
77	Devon Energy Corp	5.600%	7/15/41	BBB	79,229
64	Dignity Health	5.267%	11/01/64	BBB+	77,063
36	Discovery Communications LLC	4.900%	3/11/26	BBB-	41,862
62	Discovery Communications LLC, 144A	4.000%	9/15/55	BBB-	63,014
57	Dollar General Corp	4.125%	4/03/50	BBB	68,352
11	Dow Chemical Co	4.625%	10/01/44	BBB+	12,864
47	Dow Chemical Co	4.800%	5/15/49	BBB+	57,164
67	DuPont de Nemours Inc	5.319%	11/15/38	BBB+	86,743
48	Eaton Corp	4.150%	11/02/42	A-	58,924
16	Ecolab Inc	3.250%	12/01/27	A-	17,981
29	Electronic Arts Inc	4.800%	3/01/26	A-	34,355
22	Enable Midstream Partners LP	5.000%	5/15/44	BBB-	18,191
67	Energy Transfer Operating LP	5.800%	6/15/38	BBB-	68,313

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$36	Energy Transfer Operating LP	5.950%	10/01/43	BBB-	$36,188
78	Energy Transfer Operating LP	6.125%	12/15/45	BBB-	79,330
42	Energy Transfer Operating LP	5.300%	4/15/47	BBB-	40,015
53	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	66,308
64	Enterprise Products Operating LLC	6.450%	9/01/40	BBB+	84,891
67	Equinix Inc	1.250%	7/15/25	BBB-	67,429
67	Expedia Group Inc	3.250%	2/15/30	BBB-	65,071
7	FedEx Corp	3.100%	8/05/29	BBB	7,767
27	FedEx Corp	3.900%	2/01/35	BBB	31,474
67	FedEx Corp	4.050%	2/15/48	BBB	77,345
67	Fidelity National Information Services, Inc	4.500%	8/15/46	BBB	81,985
60	Fiserv Inc	3.500%	7/01/29	BBB	67,355
57	Fiserv Inc	4.400%	7/01/49	BBB	70,589
16	Fortive Corp	4.300%	6/15/46	Baa1	18,897
57	Fox Corp	3.500%	4/08/30	BBB	63,827
70	General Electric Co	5.875%	1/14/38	BBB+	84,310
92	General Electric Co	4.250%	5/01/40	BBB+	96,973
55	General Mills Inc	2.875%	4/15/30	BBB	59,601
83	General Motors Co	6.600%	4/01/36	BBB	104,318
38	Global Payments Inc	4.450%	6/01/28	BBB-	44,092
67	GLP Capital LP / GLP Financing II Inc	5.300%	1/15/29	BBB-	74,808
37	Grupo Televisa SAB	5.000%	5/13/45	BBB+	41,537
67	Halliburton Co	6.700%	9/15/38	BBB+	79,984
57	Hasbro Inc	3.900%	11/19/29	BBB-	61,267
51	HCA Inc	4.125%	6/15/29	BBB-	57,876
26	Helmerich & Payne Inc	4.650%	3/15/25	BBB+	28,532
65	Hess Corp	4.300%	4/01/27	BBB-	67,320
28	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB+	34,632
57	Hewlett Packard Enterprise Co	6.000%	9/15/41	BBB+	69,463
53	International Paper Co	4.400%	8/15/47	BBB	65,089
10	Interpublic Group of Cos Inc	3.750%	2/15/23	BBB+	10,652
47	J M Smucker Co	4.250%	3/15/35	BBB	55,922
34	Johnson Controls International plc	4.625%	7/02/44	BBB+	41,677
6	Kansas City Southern	4.300%	5/15/43	BBB	6,362
57	Kellogg Co	2.100%	6/01/30	BBB	58,262
57	Keurig Dr Pepper Inc	3.200%	5/01/30	BBB	63,578
64	Kinder Morgan Inc	4.300%	3/01/28	BBB	72,324
84	Kinder Morgan Inc	5.200%	3/01/48	BBB	97,124
6	Kroger Co	2.200%	5/01/30	Baa1	6,195

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$76	Kroger Co	5.400%	1/15/49	Baa1	$105,474
63	Lowe's Cos Inc	3.650%	4/05/29	BBB+	72,629
57	Lowe's Cos Inc	4.500%	4/15/30	BBB+	69,978
42	LYB International Finance BV	4.875%	3/15/44	Baa2	49,721
24	LYB International Finance III LLC	4.200%	10/15/49	Baa2	25,944
32	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	31,649
11	Magellan Midstream Partners LP	3.950%	3/01/50	BBB+	11,097
67	Marathon Petroleum Corp	5.000%	9/15/54	BBB	65,263
27	Marriott International Inc/MD	4.500%	10/01/34	BBB-	27,836
76	Martin Marietta Materials Inc	2.500%	3/15/30	BBB+	78,706
48	McDonald's Corp	3.600%	7/01/30	BBB+	55,381
56	McDonald's Corp	4.700%	12/09/35	BBB+	71,498
64	McDonald's Corp	6.300%	10/15/37	BBB+	94,254
51	McDonald's Corp	4.875%	7/15/40	BBB+	65,536
67	Micron Technology Inc	5.327%	2/06/29	BBB-	80,204
40	Mosaic Co	4.050%	11/15/27	BBB-	44,166
39	MPLX LP	4.500%	7/15/23	BBB	42,109
67	MPLX LP	4.500%	4/15/38	BBB	67,866
15	Mylan Inc	4.550%	4/15/28	BBB-	17,414
67	Mylan Inc	5.400%	11/29/43	BBB-	82,945
30	NetApp Inc	2.700%	6/22/30	BBB+	30,704
57	Newmont Mining Corp	6.250%	10/01/39	Baa1	82,979
63	Noble Energy Inc	3.900%	11/15/24	AA	69,609
57	Norfolk Southern Corp	4.800%	8/15/43	BBB+	69,270
47	Norfolk Southern Corp	4.150%	2/28/48	BBB+	57,219
98	Northrop Grumman Corp	4.400%	5/01/30	BBB	119,938
57	Nucor Corp	5.200%	8/01/43	A-	76,769
63	Nutrien Ltd	6.125%	1/15/41	BBB	86,586
67	NXP BV / NXP Funding LLC, 144A	5.550%	12/01/28	BBB	82,708
57	Omnicom Group Inc	4.200%	6/01/30	BBB+	66,506
57	ONEOK Inc	4.550%	7/15/28	BBB	60,840
64	ONEOK Partners LP	6.650%	10/01/36	BBB	70,658
35	Orange SA	5.375%	1/13/42	BBB+	48,439
22	O'Reilly Automotive Inc	1.750%	3/15/31	Baa1	21,411
51	Otis Worldwide Corp	3.112%	2/15/40	BBB	54,248
22	Owens Corning	4.300%	7/15/47	BBB	24,281
33	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	40,466
67	PayPal Holdings Inc	3.250%	6/01/50	A3	72,317
67	Phillips 66	5.875%	5/01/42	A3	82,866

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$44	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	$50,869
61	Plains All American Pipeline LP / PAA Finance Corp	3.800%	9/15/30	BBB-	58,966
29	Rayonier Inc	3.750%	4/01/22	BBB-	29,773
67	Raytheon Technologies Corp	6.125%	7/15/38	A-	97,361
59	Raytheon Technologies Corp	3.750%	11/01/46	A-	67,549
57	Raytheon Technologies Corp	4.625%	11/16/48	A-	74,410
64	RELX Capital Inc	3.000%	5/22/30	BBB+	69,131
62	Republic Services Inc	3.950%	5/15/28	BBB+	72,100
72	Reynolds American Inc	5.700%	8/15/35	BBB+	88,479
50	Rogers Communications Inc	5.000%	3/15/44	BBB+	64,360
57	Roper Technologies Inc	2.950%	9/15/29	BBB+	62,360
34	RPM International Inc	4.250%	1/15/48	BBB-	35,428
67	Sabine Pass Liquefaction LLC	4.200%	3/15/28	BBB-	72,740
22	Sands China Ltd	5.400%	8/08/28	Baa2	23,891
24	Seagate HDD Cayman	4.875%	6/01/27	Baa3	26,783
37	Seagate HDD Cayman, 144A	4.091%	6/01/29	Baa3	39,868
39	Sherwin-Williams Co	2.300%	5/15/30	Baa2	40,539
67	Southern Copper Corp	5.250%	11/08/42	BBB+	85,106
11	Southwest Airlines Co	3.450%	11/16/27	Baa1	11,143
65	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	71,112
60	Starbucks Corp	3.550%	8/15/29	BBB+	68,890
11	Starbucks Corp	3.350%	3/12/50	BBB+	11,458
67	Stryker Corp	4.100%	4/01/43	A-	79,458
48	Suncor Energy Inc	6.800%	5/15/38	BBB+	60,678
42	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	BBB-	39,999
11	Suzano Austria GmbH	6.000%	1/15/29	BBB-	12,755
17	Sysco Corp	2.400%	2/15/30	Baa1	17,279
67	Sysco Corp	3.300%	2/15/50	Baa1	63,420
15	Takeda Pharmaceutical Co Ltd	2.050%	3/31/30	BBB+	15,097
44	Takeda Pharmaceutical Co Ltd	3.025%	7/09/40	BBB+	45,243
57	Teck Resources Ltd	6.000%	8/15/40	BBB-	64,206
33	Telefonica Emisiones SA	4.665%	3/06/38	BBB	37,822
11	Telefonica Emisiones SA	5.520%	3/01/49	BBB	13,624
76	Textron Inc	3.000%	6/01/30	BBB	79,876
72	Thermo Fisher Scientific Inc	4.497%	3/25/30	BBB+	89,274
78	Time Warner Cable LLC	6.750%	6/15/39	BBB-	104,311
78	T-Mobile USA Inc, 144A	3.750%	4/15/27	BBB-	87,099
92	T-Mobile USA Inc, 144A	4.375%	4/15/40	BBB-	106,402
84	TransCanada PipeLines Ltd	4.100%	4/15/30	A-	95,219

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$35	TransCanada PipeLines Ltd	5.100%	3/15/49	A-	$44,223
67	Transcontinental Gas Pipe Line Co LLC, 144A	3.250%	5/15/30	BBB	71,726
15	Tyson Foods Inc	5.100%	9/28/48	BBB+	20,302
67	Tyson Foods, Inc	5.150%	8/15/44	BBB+	88,133
92	Union Pacific Corp	3.875%	2/01/55	A-	107,955
48	Union Pacific Corp, 144A	2.973%	9/16/62	A-	46,518
36	University of Southern California	3.226%	10/01/20	Aa1	35,240
57	Upjohn Inc, 144A	3.850%	6/22/40	Baa3	61,331
67	Vale Overseas Ltd	6.875%	11/21/36	BBB	90,032
38	Valero Energy Corp	3.650%	3/15/25	BBB	40,403
44	Valero Energy Corp	2.150%	9/15/27	BBB	42,024
92	Verizon Communications Inc	3.150%	3/22/30	A-	102,349
148	Verizon Communications Inc	4.750%	11/01/41	A-	193,027
88	Verizon Communications Inc	4.000%	3/22/50	A-	106,033
68	ViacomCBS Inc	2.900%	1/15/27	BBB	73,461
67	ViacomCBS Inc	4.900%	8/15/44	BBB	76,493
6	ViacomCBS Inc	4.950%	5/19/50	BBB	7,079
57	VMware Inc	4.700%	5/15/30	Baa2	67,273
55	Vodafone Group PLC	4.375%	2/19/43	BBB	64,846
33	Vodafone Group PLC	4.875%	6/19/49	BBB	40,839
70	Walgreens Boots Alliance Inc	4.500%	11/18/34	Baa2	78,564
57	Waste Management Inc	4.100%	3/01/45	A-	70,015
64	WestRock MWV LLC	7.950%	2/15/31	BBB	89,326
57	Weyerhaeuser Co	4.000%	4/15/30	Baa2	66,143
54	Williams Cos Inc	3.750%	6/15/27	BBB	58,876
36	WPP Finance 2010	3.750%	9/19/24	BBB	39,353
26	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB	33,510
15	Zoetis Inc	2.000%	5/15/30	Baa1	15,377
67	Zoetis Inc	4.700%	2/01/43	Baa1	88,043
12,049	Total Industrial				13,976,687
	Utility – 6.5%
103	AEP Texas Inc	3.800%	10/01/47	A-	116,257
83	Alabama Power Co	5.200%	6/01/41	A1	110,221
77	Ameren Illinois Co	4.150%	3/15/46	A1	95,174
67	American Water Capital Corp	4.300%	12/01/42	A	81,881
24	Appalachian Power Co	4.400%	5/15/44	A-	28,710
64	Berkshire Hathaway Energy Co	5.150%	11/15/43	A-	85,848
34	Berkshire Hathaway Energy Co	3.800%	7/15/48	A-	39,160
59	Black Hills Corp	3.150%	1/15/27	BBB+	63,555

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$10	Black Hills Corp	4.200%	9/15/46	BBB+	$11,720
37	CenterPoint Energy Resources Corp	4.000%	4/01/28	A3	42,830
115	CenterPoint Energy Resources Corp	4.100%	9/01/47	A3	134,390
57	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB-	60,222
84	Consolidated Edison Co of New York Inc	4.500%	12/01/45	A-	105,167
67	Consumers Energy Co	3.750%	2/15/50	Aa3	80,791
137	Delmarva Power & Light Co	4.000%	6/01/42	A	158,227
79	Dominion Energy Inc	5.250%	8/01/33	BBB+	99,879
156	Dominion Energy Inc	4.900%	8/01/41	BBB+	198,311
39	DTE Electric Co	3.950%	6/15/42	Aa3	44,966
117	Duke Energy Carolinas LLC	4.250%	12/15/41	Aa2	143,820
110	Duke Energy Corp	3.950%	8/15/47	BBB+	128,326
12	Duke Energy Indiana LLC	2.750%	4/01/50	Aa3	12,001
95	Duke Energy Progress LLC	3.600%	9/15/47	Aa3	108,974
64	El Paso Electric Co	5.000%	12/01/44	BBB+	73,415
64	Emera US Finance LP	4.750%	6/15/46	BBB	77,387
43	Enel Chile SA	4.875%	6/12/28	A-	50,203
24	Entergy Louisiana LLC	4.200%	9/01/48	A	30,061
39	Entergy Louisiana LLC	2.900%	3/15/51	A	40,451
76	Essential Utilities Inc	2.704%	4/15/30	A-	80,426
16	Evergy Metro Inc	5.300%	10/01/41	A+	21,276
31	Evergy Metro Inc	4.200%	6/15/47	A+	37,749
40	Eversource Energy	3.450%	1/15/50	BBB+	44,090
80	Exelon Corp	4.950%	6/15/35	BBB+	98,869
173	Exelon Corp	4.450%	4/15/46	BBB+	210,176
111	FirstEnergy Corp	2.650%	3/01/30	BBB	108,135
92	FirstEnergy Corp	2.250%	9/01/30	BBB	86,847
103	FirstEnergy Corp	4.850%	7/15/47	BBB	111,974
103	Georgia Power Co	4.300%	3/15/43	A-	122,251
26	Indiana Michigan Power Co	3.750%	7/01/47	A-	29,606
51	Interstate Power and Light Co	4.700%	10/15/43	A-	63,573
28	ITC Holdings Corp	5.300%	7/01/43	BBB+	36,377
6	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	Aaa	7,854
26	National Grid USA	5.803%	4/01/35	BBB+	33,717
26	National Rural Utilities Cooperative Finance Corp	3.700%	3/15/29	A1	30,305
117	NiSource Finance Corp	4.375%	5/15/47	BBB+	143,186
48	NiSource Inc	5.250%	2/15/43	BBB+	61,443
58	NiSource Inc	3.950%	3/30/48	BBB+	67,514
64	Oglethorpe Power Corp	5.950%	11/01/39	BBB+	80,426

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$58	Oglethorpe Power Corp	5.050%	10/01/48	BBB+	$67,673
54	Oklahoma Gas and Electric Co	3.900%	5/01/43	A	59,567
65	Oncor Electric Delivery Co LLC	5.300%	6/01/42	A+	90,668
10	Oncor Electric Delivery Co LLC	4.100%	11/15/48	A+	12,531
464	Pacific Gas and Electric Co	3.750%	8/15/42	BBB-	428,427
209	Pacific Gas and Electric Co	4.000%	12/01/46	BBB-	195,817
76	PPL Capital Funding Inc	4.700%	6/01/43	BBB+	91,219
64	PPL Electric Utilities Corp	4.150%	10/01/45	A1	78,676
74	Public Service Electric and Gas Co	5.500%	3/01/40	Aa3	105,574
11	Public Service Electric and Gas Co	3.150%	1/01/50	Aa3	12,099
55	Sempra Energy	4.050%	12/01/23	BBB+	59,999
78	Southern California Edison Co	3.900%	3/15/43	A-	81,423
26	Southern California Gas Co	3.950%	2/15/50	Aa3	31,288
34	Southern Co	4.250%	7/01/36	BBB+	39,645
33	Southern Co	4.400%	7/01/46	BBB+	39,479
8	Southern Co Gas Capital Corp	4.400%	6/01/43	A-	9,401
117	Southern Co Gas Capital Corp	4.400%	5/30/47	A-	140,711
22	Southern Power Co	4.950%	12/15/46	BBB+	24,669
28	Spire Inc	4.700%	8/15/44	BBB+	32,583
45	Tampa Electric Co	4.350%	5/15/44	A	55,696
10	Union Electric Co	3.250%	10/01/49	A	10,890
24	Wisconsin Power and Light Co	4.100%	10/15/44	A	28,110
11	Wisconsin Public Service Corp	3.671%	12/01/42	A+	12,229
32	Wisconsin Public Service Corp	3.300%	9/01/49	A+	34,639
69	Xcel Energy Inc	4.800%	9/15/41	BBB+	85,417
73	Xcel Energy Inc	3.500%	12/01/49	BBB+	80,797
4,885	Total Utility				5,606,968
$21,178	Total Corporate Debt (cost $24,932,348)				24,465,545

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 23.8%
$1,400	United States Treasury Note/Bond	2.625%	7/15/21	Aaa	$1,424,445
1,376	United States Treasury Note/Bond	2.000%	12/31/21	Aaa	1,405,509
533	United States Treasury Note/Bond	1.750%	6/15/22	Aaa	546,679
2,521	United States Treasury Note/Bond	0.125%	7/31/22	Aaa	2,519,523
66	United States Treasury Note/Bond	1.375%	10/15/22	Aaa	67,565
488	United States Treasury Note/Bond	1.250%	2/28/25	N/R	504,985
264	United States Treasury Note/Bond	0.375%	4/30/25	Aaa	264,464
3,300	United States Treasury Note/Bond	0.250%	9/30/25	Aaa	3,279,891
1,100	United States Treasury Note/Bond	0.250%	10/31/25	Aaa	1,092,953
401	United States Treasury Note/Bond	3.125%	11/15/28	Aaa	476,360
193	United States Treasury Note/Bond	2.375%	5/15/29	Aaa	218,746
227	United States Treasury Note/Bond	1.625%	8/15/29	Aaa	243,413
5,757	United States Treasury Note/Bond	0.625%	5/15/30	Aaa	5,644,558
474	United States Treasury Note/Bond	3.500%	2/15/39	Aaa	648,584
750	United States Treasury Note/Bond	2.750%	8/15/42	Aaa	933,896
25	United States Treasury Note/Bond	2.250%	8/15/49	Aaa	28,683
111	United States Treasury Note/Bond	2.000%	2/15/50	N/R	120,834
503	United States Treasury Note/Bond	1.250%	5/15/50	Aaa	456,944
800	United States Treasury Note/Bond	1.375%	8/15/50	Aaa	750,750
$20,289	Total U.S. Treasury (cost $20,928,786)				20,628,782

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 4.8%
	Government Agency – 0.7%
$100	Ecopetrol SA	5.875%	5/28/45	BBB-	$109,070
47	Federal Home Loan Mortgage Corp	6.250%	7/15/32	Aaa	72,718
11	Federal National Mortgage Association	1.875%	9/24/26	Aaa	11,804
32	Federal National Mortgage Association	6.625%	11/15/30	Aaa	48,522
284	Tennessee Valley Authority	3.500%	12/15/42	Aaa	354,206
474	Total Government Agency				596,320
	Municipal Bonds – 1.0% (3)
56	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1 (No Optional Call)	6.918%	4/01/40	AA-	85,677
10	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B (No Optional Call)	3.852%	8/15/46	AAA	12,705
0 (4)	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (Optional Call: 11/20 at 100.00)	7.950%	3/01/36	Aa2	7
47	Chicago O'Hare International Airport (No Optional Call)	4.572%	1/01/54	A	57,601

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (3) (continued)
$56	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A1	$64,368
56	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B (Optional Call: 8/28 at 100.00)	4.946%	8/01/48	AA	61,733
21	Health & Educational Facilities Authority of the State of Missouri (No Optional Call)	3.086%	9/15/51	AA+	22,561
56	Illinois State, General Obligation Bonds, Pension Funding Series 2003 (No Optional Call)	5.100%	6/01/33	BBB-	56,123
56	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Build America Taxable Bonds, Series 2009KRY (No Optional Call)	5.750%	7/01/34	Aa3	75,990
58	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1 (No Optional Call)	5.871%	11/15/39	A3	63,951
11	Michigan Finance Authority, Hospital Revenue Bonds, Trinity Health Credit Group, Taxable Refunding Series 2019-T (No Optional Call)	3.384%	12/01/40	AA-	12,207
29	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A (No Optional Call)	6.637%	4/01/57	A	41,846
47	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010B (No Optional Call)	6.561%	12/15/40	BBB+	59,181
22	New York State Thruway Authority, General Revenue Bonds, Taxable Series 2019M (No Optional Call)	2.900%	1/01/35	A1	23,426
30	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Taxable Series 2016B (No Optional Call)	3.798%	12/01/46	Aa1	36,271
21	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	26,296
32	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AA-	32,831
42	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	52,923
33	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Taxable Pledge and Refunding Series 2020 (Optional Call: 3/50 at 100.00)	2.256%	9/01/50	AAA	31,060
57	University of California, General Revenue Bonds, Taxable Series 2019BD (No Optional Call)	3.349%	7/01/29	AA	64,096
740	Total Municipal Bonds				880,853
	Sovereign Debt – 3.1%
44	Chile Government International Bond	2.450%	1/31/31	A+	45,705
22	Chile Government International Bond	2.550%	1/27/32	A+	22,907
24	Chile Government International Bond	3.500%	1/25/50	A+	26,430
44	Colombia Government International Bond	3.125%	4/15/31	Baa2	45,166
72	Colombia Government International Bond	6.125%	1/18/41	Baa2	92,916
294	Colombia Government International Bond	4.125%	5/15/51	Baa2	307,671
75	Indonesia Government International Bond	3.850%	10/15/30	BBB	85,462
44	Indonesia Government International Bond	3.500%	2/14/50	BBB	46,365
100	Israel Government International Bond	4.500%	1/30/43	AA-	129,681

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt (continued)
$74	Mexico Government International Bond	6.050%	1/11/40	Baa1	$92,972
485	Mexico Government International Bond	5.550%	1/21/45	Baa1	591,705
66	Mexico Government International Bond	4.350%	1/15/47	Baa1	69,301
200	Panama Government International Bond	2.252%	9/29/32	BBB+	203,400
65	Panama Government International Bond	4.300%	4/29/53	BBB+	78,488
90	Peruvian Government International Bond	4.125%	8/25/27	A3	104,626
53	Peruvian Government International Bond	2.783%	1/23/31	A3	57,293
44	Philippine Government International Bond	3.750%	1/14/29	BBB+	50,931
344	Philippine Government International Bond	2.950%	5/05/45	BBB+	361,315
44	Republic of Italy Government International Bond	2.875%	10/17/29	N/R	45,409
30	Republic of Italy Government International Bond	5.375%	6/15/33	BBB-	37,633
44	State of Israel	3.375%	1/15/50	AA-	47,482
84	Uruguay Government International Bond	5.100%	6/18/50	BBB	112,225
2,342	Total Sovereign Debt				2,655,083
$3,556	Total Government Related (cost $4,096,940)				4,132,256
	Total Long-Term Investments (cost $85,392,457)				85,125,293

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 3.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.8%
$3,260	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	11/02/20	N/R	$3,260,000
$3,260	Total Short-Term Investments (cost $3,260,000)				3,260,000
	Total Investments (cost $88,652,457) – 102.2%				88,385,293
	Other Assets Less Liabilities – (2.2)%				(1,865,715)
	Net Assets – 100%				$86,519,578

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Securitized	$ —	$35,898,710	$ —	$35,898,710
Corporate Debt	—	24,465,545	—	24,465,545
U.S. Treasury	—	20,628,782	—	20,628,782
Government Related	—	4,132,256	—	4,132,256
Short-Term Investments:
U.S. Government and Agency Obligations	—	3,260,000	—	3,260,000
Total	$ —	$88,385,293	$ —	$88,385,293

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(4)	Principal Amount (000) rounds to less than $1,000.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.8%
	CORPORATE DEBT – 42.8%
	Financials – 20.2%
$30	ACE INA Holdings, Inc	3.150%	3/15/25	A	$32,989
60	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/03/23	BBB	61,651
260	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	BBB	271,982
210	Air Lease Corp	2.250%	1/15/23	BBB	211,156
81	Aircastle Ltd	4.400%	9/25/23	BBB	81,544
85	Ally Financial Inc	3.875%	5/21/24	BBB-	91,413
40	Ally Financial Inc	5.125%	9/30/24	BBB-	45,100
167	American Express Co	3.400%	2/22/24	A	181,219
81	American International Group Inc	4.125%	2/15/24	BBB+	89,675
40	American International Group Inc	3.750%	7/10/25	BBB+	44,830
85	Anthem Inc	2.375%	1/15/25	A	90,160
85	Aon Corp	2.200%	11/15/22	A-	87,988
74	Ares Capital Corp	3.250%	7/15/25	BBB	74,187
20	Assured Guaranty US Holdings Inc	5.000%	7/01/24	A	22,642
364	Bank of America Corp	3.458%	3/15/25	A+	393,771
80	Bank of America Corp	3.366%	1/23/26	A+	87,276
117	Bank of Montreal	3.300%	2/05/24	AA-	126,345
140	Bank of New York Mellon Corp	3.450%	8/11/23	AA-	151,580
66	Bank of Nova Scotia	3.400%	2/11/24	AA-	71,647
270	Barclays PLC	3.932%	5/07/25	A	290,896
33	BlackRock Inc	4.250%	5/24/21	AA-	33,716
50	Boston Properties LP	3.800%	2/01/24	BBB+	53,950
69	Canadian Imperial Bank of Commerce	3.100%	4/02/24	AA-	74,422
100	Capital One Financial Corp	3.750%	4/24/24	A-	108,826
208	Capital One Financial Corp	3.300%	10/30/24	A-	225,614
273	Citigroup Inc	4.044%	6/01/24	A	295,838
60	Citigroup, Inc	3.875%	3/26/25	BBB+	66,263
71	Citizens Financial Group Inc	2.375%	7/28/21	BBB+	71,911
120	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375%	8/04/25	A-	135,757
250	Credit Suisse Group Funding Guernsey Ltd	3.800%	9/15/22	A-	264,352
100	Deutsche Bank AG/London	3.700%	5/30/24	BBB	106,158
200	Deutsche Bank AG/New York NY	3.700%	5/30/24	BBB	211,606
120	Discover Bank	3.350%	2/06/23	BBB+	126,879
86	Fifth Third Bancorp	2.600%	6/15/22	A-	88,850

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$160	Goldman Sachs Group Inc	3.625%	2/20/24	A	$173,784
70	Goldman Sachs Group Inc	3.750%	5/22/25	A	77,823
50	HCP, Inc	4.250%	11/15/23	BBB+	54,819
200	HSBC Holdings PLC	3.600%	5/25/23	A+	214,884
66	Humana Inc	2.900%	12/15/22	BBB+	69,087
85	Jefferies Group LLC	5.125%	1/20/23	BBB	92,566
218	JPMorgan Chase & Co	3.797%	7/23/24	AA-	236,256
134	JPMorgan Chase & Co	2.005%	3/13/26	AA-	138,906
86	Marsh & McLennan Cos Inc	3.875%	3/15/24	A-	94,860
85	MetLife Inc	3.600%	4/10/24	A-	93,523
140	Mitsubishi UFJ Financial Group Inc	3.761%	7/26/23	A1	151,633
118	Morgan Stanley	2.625%	11/17/21	A2	120,802
177	Morgan Stanley	3.700%	10/23/24	A2	196,699
400	Natwest Group PLC	4.269%	3/22/25	A	438,104
200	Nomura Holdings Inc	2.648%	1/16/25	BBB+	210,794
40	Northern Trust Corp	3.375%	8/23/21	A+	41,012
66	PNC Financial Services Group Inc	3.300%	3/08/22	A+	68,440
51	Prudential Financial Inc	5.625%	6/15/43	BBB+	54,375
51	Prudential Financial Inc	5.200%	3/15/44	BBB+	53,497
100	Royal Bank of Canada	2.250%	11/01/24	AA	105,764
59	Sabra Health Care LP	4.800%	6/01/24	BBB-	62,230
50	Santander Holdings USA Inc	3.400%	1/18/23	BBB+	52,494
81	Santander Holdings USA Inc	3.500%	6/07/24	BBB+	87,227
120	Santander UK Group Holdings PLC	4.796%	11/15/24	A	132,480
44	SL Green Realty Corp	4.500%	12/01/22	BBB	45,982
85	State Street Corp	3.700%	11/20/23	AA-	93,313
31	Stifel Financial Corp	3.500%	12/01/20	BBB	31,065
140	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A1	151,685
10	Symetra Financial Corp	4.250%	7/15/24	Baa1	10,970
70	Synchrony Financial	2.850%	7/25/22	BBB-	72,214
100	Synchrony Financial	4.375%	3/19/24	BBB-	109,408
87	Toronto-Dominion Bank	2.650%	6/12/24	Aa3	92,969
71	Trinity Acquisition PLC	4.625%	8/15/23	BBB	77,548
126	Truist Bank	3.689%	8/02/24	A+	136,648
79	US Bancorp	2.625%	1/24/22	A+	81,078
30	Ventas Realty LP	3.750%	5/01/24	BBB+	32,303
105	Wells Fargo & Co	3.500%	3/08/22	A+	109,326
141	Wells Fargo & Co	3.750%	1/24/24	A+	153,065
110	Wells Fargo & Co	3.550%	9/29/25	A+	122,437

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$50	Welltower Inc	3.750%	3/15/23	BBB+	$53,020
8,181	Total Financials				8,767,283
	Industrial – 10.4%
91	AbbVie Inc	3.750%	11/14/23	BBB+	99,116
85	AbbVie Inc, 144A	2.600%	11/21/24	BBB+	90,401
85	Altria Group Inc	2.350%	5/06/25	A3	89,642
10	American Tower Corp	5.000%	2/15/24	BBB+	11,305
80	American Tower Corp	2.400%	3/15/25	BBB+	84,655
95	Amgen Inc	1.900%	2/21/25	A-	98,639
60	Anheuser-Busch InBev Worldwide Inc	4.150%	1/23/25	BBB+	68,056
110	AT&T Inc	3.400%	5/15/25	A-	121,238
30	AutoZone, Inc	3.250%	4/15/25	Baa1	32,740
80	BAT Capital Corp	2.789%	9/06/24	BBB+	84,459
84	Becton Dickinson and Co	3.125%	11/08/21	BBB	86,172
85	Boeing Co	4.875%	5/01/25	Baa2	92,432
86	Bristol-Myers Squibb Co	2.750%	2/15/23	A+	90,391
70	Broadcom Inc	4.110%	9/15/28	BBB-	77,963
44	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB	45,747
70	Carrier Global Corp, 144A	2.242%	2/15/25	BBB	73,002
59	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	65,278
20	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB-	23,042
85	Cigna Corp	3.750%	7/15/23	A-	91,957
74	Constellation Brands Inc	2.650%	11/07/22	BBB	76,976
151	CVS Health Corp	2.625%	8/15/24	BBB	161,060
99	Dell International LLC / EMC Corp, 144A	5.450%	6/15/23	BBB-	108,933
70	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	BBB+	74,289
10	Dow Chemical Co	3.500%	10/01/24	BBB+	10,921
20	Eastman Chemical Co	3.600%	8/15/22	BBB-	20,902
100	eBay, Inc	2.750%	1/30/23	BBB+	104,539
50	Enbridge Inc	3.500%	6/10/24	BBB+	53,858
74	Energy Transfer Operating LP	4.250%	3/15/23	BBB-	77,055
50	Enterprise Products Operating LLC	3.900%	2/15/24	BBB+	54,484
85	Equifax Inc	2.600%	12/15/25	BBB	91,209
50	Fiserv Inc	2.750%	7/01/24	BBB	53,424
50	Fox Corp	4.030%	1/25/24	BBB	54,851
120	General Electric Co	3.375%	3/11/24	BBB+	129,178
251	General Motors Financial Co Inc	4.375%	9/25/21	BBB	258,750
59	Global Payments Inc	4.000%	6/01/23	BBB-	63,757

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$59	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB+	$60,553
10	Interpublic Group of Cos, Inc	4.200%	4/15/24	BBB+	11,053
70	Keurig Dr Pepper Inc	4.057%	5/25/23	BBB	75,964
95	Kinder Morgan Energy Partners LP	4.250%	9/01/24	BBB	104,864
10	Kinross Gold Corp	5.950%	3/15/24	BBB-	11,344
50	Las Vegas Sands Corp	2.900%	6/25/25	BBB-	49,587
85	LYB International Finance III LLC	2.875%	5/01/25	Baa2	91,210
85	Marriott International Inc/MD	5.750%	5/01/25	BBB-	94,508
40	McDonald's Corp	2.625%	1/15/22	BBB+	41,089
10	McDonald's Corp	3.250%	6/10/24	BBB+	10,906
10	Moody's Corp	2.625%	1/15/23	BBB+	10,460
85	Moody's Corp	3.750%	3/24/25	BBB+	95,331
74	Mosaic Co	3.250%	11/15/22	BBB-	77,240
50	MPLX LP	4.875%	12/01/24	BBB	55,994
40	Norfolk Southern Corp	3.250%	12/01/21	BBB+	40,951
50	Omnicom Group, Inc	3.650%	11/01/24	BBB+	54,861
70	ONEOK Inc	2.750%	9/01/24	BBB	70,929
50	PayPal Holdings Inc	2.400%	10/01/24	A3	53,065
31	Quest Diagnostics Inc	4.700%	4/01/21	BBB+	31,441
10	Reliance Steel & Aluminum Co	4.500%	4/15/23	BBB	10,799
31	Roper Technologies Inc	2.800%	12/15/21	BBB+	31,763
50	Roper Technologies Inc	2.350%	9/15/24	BBB+	52,838
70	Ryder System Inc	2.500%	9/01/24	BBB+	73,893
95	Sabine Pass Liquefaction LLC	5.625%	3/01/25	BBB-	108,768
10	Southern Copper Corp	3.875%	4/23/25	BBB+	11,034
30	Southern Natural Gas Co LLC / Southern Natural Issuing Corp	4.400%	6/15/21	BBB+	30,403
20	Steel Dynamics Inc	2.800%	12/15/24	BBB	21,222
20	Tapestry Inc	4.250%	4/01/25	Baa2	20,973
59	Union Pacific Corp	3.150%	3/01/24	A-	63,665
80	Verizon Communications Inc	3.500%	11/01/24	A-	88,274
85	Williams Cos Inc	3.900%	1/15/25	BBB	92,179
31	Xylem Inc/NY	4.875%	10/01/21	BBB	32,224
4,207	Total Industrial				4,499,806
	Utility – 12.2%
81	Ameren Corp	2.500%	9/15/24	Baa1	86,044
118	American Water Capital Corp	3.850%	3/01/24	A	128,651
85	Avangrid Inc	3.150%	12/01/24	Baa1	92,520
85	Black Hills Corp	4.250%	11/30/23	BBB+	92,841
80	CenterPoint Energy Inc	2.500%	9/01/24	BBB	84,761

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$83	CenterPoint Energy Resources Corp	3.550%	4/01/23	A3	$88,828
80	CMS Energy Corp	3.875%	3/01/24	Baa1	87,115
48	Consolidated Edison Inc	2.000%	5/15/21	BBB+	48,375
44	Dominion Energy Inc	4.104%	4/01/21	BBB	44,657
121	Dominion Energy Inc	3.071%	8/15/24	BBB	130,651
257	DTE Energy Co	3.500%	6/01/24	BBB	277,832
259	Duke Energy Carolinas LLC	3.050%	3/15/23	Aa2	274,255
85	Edison International	4.950%	4/15/25	BBB-	94,007
70	Entergy Gulf States Louisiana LLC	5.590%	10/01/24	A	83,008
169	Entergy Louisiana LLC	5.400%	11/01/24	A	199,361
109	Evergy Inc	2.450%	9/15/24	BBB+	115,519
66	Eversource Energy	2.500%	3/15/21	BBB+	66,399
70	Eversource Energy	2.750%	3/15/22	BBB+	72,078
199	Exelon Corp	3.497%	6/01/22	BBB	207,457
120	Exelon Corp	3.950%	6/15/25	BBB+	135,017
134	FirstEnergy Corp	2.050%	3/01/25	BBB	134,132
266	Georgia Power Co	2.200%	9/15/24	A-	279,358
74	ITC Holdings Corp	2.700%	11/15/22	BBB+	77,155
44	National Rural Utilities Cooperative Finance Corp	3.050%	2/15/22	A1	45,216
40	NextEra Energy Capital Holdings Inc	4.500%	6/01/21	A-	40,548
84	NextEra Energy Capital Holdings Inc	2.800%	1/15/23	A-	87,992
85	NextEra Energy Capital Holdings Inc	2.750%	5/01/25	A-	91,518
167	Oncor Electric Delivery Co LLC	2.750%	6/01/24	A+	178,916
20	Oncor Electric Delivery Co LLC	2.950%	4/01/25	A+	21,771
100	Pacific Gas and Electric Co	3.400%	8/15/24	BBB-	103,766
100	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	104,176
58	PacifiCorp	2.950%	2/01/22	A+	59,474
134	PacifiCorp	3.600%	4/01/24	A+	146,384
150	PacifiCorp	3.350%	7/01/25	A+	165,119
100	Pinnacle West Capital Corp	1.300%	6/15/25	A3	101,563
85	PPL Capital Funding Inc	3.950%	3/15/24	BBB+	92,791
354	PSEG Power LLC	3.850%	6/01/23	Baa1	381,454
170	Public Service Co of Colorado	2.900%	5/15/25	A1	182,820
143	Sempra Energy	2.900%	2/01/23	BBB+	150,001
85	Sempra Energy	3.550%	6/15/24	BBB+	92,375
47	Southern California Edison Co	1.845%	2/01/22	A-	46,530
61	Southern California Edison Co	3.400%	6/01/23	A-	64,597
75	Virginia Electric and Power Co	2.950%	1/15/22	A2	76,734

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$120	Wisconsin Electric Power Co	3.100%	6/01/25	A+	$130,353
4,925	Total Utility				5,264,119
$17,313	Total Corporate Debt (cost $17,882,379)				18,531,208

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 29.8%
$202	American Express Credit Account Master Trust	2.200%	4/15/25	AA+	$208,044
100	BENCHMARK 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	103,903
381	CarMax Auto Owner Trust	3.130%	6/15/23	AAA	387,553
95	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	97,529
100	CNH Equipment Trust 2019-C	2.350%	4/15/27	Aa3	103,090
120	COMM 2012-CCRE1 Mortgage Trust	3.912%	5/15/45	Aaa	123,983
549	COMM 2014-CCRE16 Mortgage Trust	3.775%	4/10/47	AAA	587,472
377	Fannie Mae Pool FN BM3087	4.000%	12/01/32	N/R	402,253
141	Fannie Mae Pool FN MA3392	3.500%	6/01/33	N/R	149,524
101	Fannie Mae Pool FN MA3490	4.000%	10/01/33	N/R	107,665
251	Fannie Mae Pool FN MA3798	3.000%	10/01/34	N/R	262,845
66	Fannie Mae Pool FN MA3828	3.000%	11/01/34	N/R	68,888
73	Fannie Mae Pool FN MA3897	3.000%	1/01/35	N/R	76,588
233	Fannie Mae Pool FN MA3930	2.500%	2/01/35	N/R	241,587
1,240	Fannie Mae Pool FN MA4012	2.000%	5/01/35	N/R	1,286,762
660	Fannie Mae Pool FN MA4075	2.500%	7/01/35	N/R	686,889
1,428	Fannie Mae Pool FN MA4123	2.000%	9/01/35	N/R	1,481,828
645	Fannie Mae Pool FN MA4179, (WI/DD)	2.000%	11/01/35	N/R	669,365
480	Fannie Mae Pool FN MA4206, (WI/DD)	2.000%	11/01/35	N/R	498,132
600	Ford Credit Auto Owner Trust 2016-REV1, 144A	2.310%	8/15/27	AAA	603,441
500	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	AAA	530,385
222	Freddie Mac Gold Pool	3.500%	4/01/32	N/R	236,668
700	Freddie Mac Multifamily Structured Pass Through Certificates	3.205%	3/25/25	AAA	773,655
857	Freddie Mac Pool FR SB8040	2.500%	4/01/35	N/R	891,022
100	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	AAA	100,291
150	GM Financial Consumer Automobile Receivables Trust 2020-1	2.180%	5/16/25	AA	155,069
300	GS Mortgage Securities Trust 2019-GC38	3.872%	2/10/52	AAA	322,204
200	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	216,301
50	MMAF Equipment Finance LLC 2019-A, 144A	2.930%	3/10/26	Aaa	52,859
300	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	Aaa	331,439
178	SoFi Professional Loan Program 2020-C Trust, 144A	1.950%	2/15/46	AAA	180,865
250	Synchrony Credit Card Master Note Trust	2.210%	5/15/24	AAA	252,565
100	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	AAA	105,028

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$150	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	$153,471
150	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	159,392
118	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	Aaa	122,645
140	WFRBS Commercial Mortgage Trust 2013-C12	3.863%	3/15/48	AA	145,841
$12,307	Total Securitized (cost $12,759,776)				12,877,041

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 26.2%
$336	United States Treasury Note/Bond	1.875%	2/28/22	Aaa	$343,717
268	United States Treasury Note/Bond	2.125%	5/15/22	Aaa	276,113
633	United States Treasury Note/Bond	1.750%	6/30/22	Aaa	649,765
1,400	United States Treasury Note/Bond	0.125%	9/30/22	Aaa	1,399,125
2,884	United States Treasury Note/Bond	1.375%	10/15/22	Aaa	2,952,382
211	United States Treasury Note/Bond	2.000%	10/31/22	Aaa	218,748
128	United States Treasury Note/Bond	2.000%	11/30/22	Aaa	132,880
337	United States Treasury Note/Bond	2.375%	1/31/23	Aaa	353,679
542	United States Treasury Note/Bond	2.500%	3/31/23	Aaa	572,382
820	United States Treasury Note/Bond	2.750%	4/30/23	Aaa	872,467
113	United States Treasury Note/Bond	2.875%	11/30/23	Aaa	122,247
113	United States Treasury Note/Bond	2.500%	1/31/24	Aaa	121,334
332	United States Treasury Note/Bond	1.750%	6/30/24	Aaa	350,040
70	United States Treasury Note/Bond	1.250%	8/31/24	Aaa	72,595
1,681	United States Treasury Note/Bond	1.375%	1/31/25	Aaa	1,756,317
167	United States Treasury Note/Bond	0.375%	4/30/25	Aaa	167,294
350	United States Treasury Note/Bond	0.250%	5/31/25	N/R	348,564
650	United States Treasury Note/Bond	0.250%	7/31/25	Aaa	646,648
$11,035	Total U.S. Treasury (cost $11,239,852)				11,356,297
	Total Long-Term Investments (cost $41,882,007)				42,764,546

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 4.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.2%
$1,840	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	11/02/20	N/R	$1,840,000
$1,840	Total Short-Term Investments (cost $1,840,000)				1,840,000
	Total Investments (cost $43,722,007) – 103.0%				44,604,546
	Other Assets Less Liabilities – (3.0)%				(1,301,825)
	Net Assets – 100%				$43,302,721

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$18,531,208	$ —	$18,531,208
Securitized	—	12,877,041	—	12,877,041
U.S. Treasury	—	11,356,297	—	11,356,297
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,840,000	—	1,840,000
Total	$ —	$44,604,546	$ —	$44,604,546

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.9%
	CORPORATE DEBT – 97.9%
	Financials – 8.6%
$150	Ally Financial Inc	5.750%	11/20/25	BB+	$170,473
360	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	298,800
360	Centene Corp	4.750%	1/15/25	BBB-	369,900
470	Centene Corp, 144A	5.375%	6/01/26	BBB-	494,539
60	Centene Corp, 144A	5.375%	8/15/26	BBB-	63,450
150	Centene Corp	4.250%	12/15/27	BBB-	157,905
750	Centene Corp	4.625%	12/15/29	BBB-	816,551
130	ESH Hospitality Inc, 144A	5.250%	5/01/25	BB-	130,000
240	Intesa Sanpaolo SpA, 144A	5.710%	1/15/26	BB+	261,491
330	LPL Holdings Inc, 144A	5.750%	9/15/25	BB	341,665
150	MGIC Investment Corp	5.250%	8/15/28	BB+	154,125
200	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB-	205,000
110	MPT Operating Partnership LP / MPT Finance Corp	5.000%	10/15/27	BBB-	115,109
210	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	219,870
640	Nationstar Mortgage Holdings Inc, 144A	9.125%	7/15/26	B	684,397
150	OneMain Finance Corp	6.875%	3/15/25	BB-	165,000
300	PennyMac Financial Services Inc, 144A	5.375%	10/15/25	B+	305,910
660	UniCredit SpA, 144A	5.459%	6/30/35	Baa3	668,476
5,420	Total Financials				5,622,661
	Industrial – 88.5%
900	1011778 BC ULC / New Red Finance Inc, 144A	3.875%	1/15/28	BB+	906,750
200	AECOM	5.125%	3/15/27	BB	218,740
130	Air Methods Corp, 144A	8.000%	5/15/25	CCC	94,900
200	Altice France Holding SA, 144A	6.000%	2/15/28	CCC+	192,500
300	American Axle & Manufacturing Inc	6.250%	4/01/25	B2	304,032
150	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	159,375
170	AmeriGas Partners LP / AmeriGas Finance Corp	5.500%	5/20/25	BB	181,900
140	AmeriGas Partners LP / AmeriGas Finance Corp	5.875%	8/20/26	BB	153,352
170	Antero Midstream Partners LP / Antero Midstream Finance Corp	5.375%	9/15/24	B+	158,984
170	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	B+	153,000
170	Aramark Services Inc, 144A	5.000%	4/01/25	B+	172,562
400	Aramark Services Inc, 144A	5.000%	2/01/28	B+	403,544
550	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	5.250%	8/15/27	B	564,575

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	ASGN Inc, 144A	4.625%	5/15/28	BB-	$102,829
180	Atento Luxco 1 SA, 144A	6.125%	8/10/22	Ba3	165,602
450	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	466,290
1,050	Avaya Inc, 144A	6.125%	9/15/28	BB-	1,077,562
270	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B-	264,870
70	Bombardier Inc, 144A	8.750%	12/01/21	B	69,694
270	Bombardier Inc, 144A	7.500%	12/01/24	CCC	203,850
90	Bombardier Inc, 144A	7.500%	3/15/25	B	65,475
390	Bombardier Inc, 144A	7.875%	4/15/27	B	284,103
250	Camelot Finance SA, 144A	4.500%	11/01/26	B	260,000
240	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	BB-	250,200
350	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op	5.375%	4/15/27	B3	324,187
110	Cengage Learning Inc, 144A	9.500%	6/15/24	CCC-	88,825
200	Century Communities Inc	6.750%	6/01/27	B+	213,000
210	Chemours Co	6.625%	5/15/23	B1	209,475
470	Cheniere Energy Partners LP	5.625%	10/01/26	BB	482,502
150	Clean Harbors Inc, 144A	4.875%	7/15/27	BB+	156,750
340	Clear Channel Worldwide Holdings Inc	9.250%	2/15/24	CCC	294,226
100	CommScope Inc, 144A	5.500%	3/01/24	Ba3	102,227
640	CommScope Inc, 144A	6.000%	3/01/26	Ba3	664,000
240	CommScope Inc, 144A	8.250%	3/01/27	B3	248,399
312	CommScope Technologies LLC, 144A	6.000%	6/15/25	B3	309,311
210	CommScope Technologies LLC, 144A	5.000%	3/15/27	B3	195,960
120	Cornerstone Building Brands Inc, 144A	8.000%	4/15/26	B-	124,800
360	Coty Inc, 144A	6.500%	4/15/26	B-	281,718
130	Darling Ingredients Inc, 144A	5.250%	4/15/27	BB+	137,800
250	DaVita Inc, 144A	3.750%	2/15/31	Ba3	240,313
280	DCP Midstream Operating LP	5.375%	7/15/25	BB+	294,000
260	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	BB-	151,938
102	Dun & Bradstreet Corp, 144A	10.250%	2/15/27	BB	114,209
150	Edgewell Personal Care Co, 144A	5.500%	6/01/28	BB	157,647
360	Elanco Animal Health Inc	5.272%	8/28/23	BB+	389,174
290	Encompass Health Corp	4.500%	2/01/28	B+	296,995
300	Energizer Holdings Inc, 144A	7.750%	1/15/27	B+	324,000
310	Energizer Holdings Inc, 144A	4.375%	3/31/29	B+	312,945
220	EnLink Midstream Partners LP	4.150%	6/01/25	BB+	189,246
160	Entegris Inc, 144A	4.625%	2/10/26	BB	164,400
210	Flex Acquisition Co Inc, 144A	7.875%	7/15/26	CCC+	212,184
350	Gap Inc, 144A	8.875%	5/15/27	BB	400,207

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$250	Gartner Inc, 144A	4.500%	7/01/28	BB	$260,990
140	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	144,900
600	Global Medical Response Inc, 144A	6.500%	10/01/25	B	592,500
50	Gray Television Inc, 144A	5.875%	7/15/26	BB-	52,042
150	Gray Television Inc, 144A	7.000%	5/15/27	BB-	161,813
800	Greif Inc, 144A	6.500%	3/01/27	BB-	839,000
130	GrubHub Holdings Inc, 144A	5.500%	7/01/27	BB-	135,200
220	Hanesbrands Inc, 144A	4.625%	5/15/24	BB	229,141
150	Hanesbrands Inc, 144A	4.875%	5/15/26	BB	161,250
280	HCA Inc	5.375%	2/01/25	Ba2	310,052
110	HCA Inc	5.875%	2/15/26	Ba2	124,300
910	HCA Inc	3.500%	9/01/30	Ba2	930,557
190	HD Supply Inc, 144A	5.375%	10/15/26	Ba2	198,748
310	Herc Holdings Inc, 144A	5.500%	7/15/27	B+	318,564
340	Hilton Domestic Operating Co Inc	5.125%	5/01/26	BB	344,250
260	Hilton Domestic Operating Co Inc	4.875%	1/15/30	BB	267,475
130	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.625%	4/01/25	BB	131,204
130	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.875%	4/01/27	BB	131,511
150	Hologic Inc, 144A	3.250%	2/15/29	Ba2	150,750
300	Howard Hughes Corp, 144A	5.375%	8/01/28	BB	303,000
190	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	203,637
50	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	54,156
760	IAA Inc, 144A	5.500%	6/15/27	BB-	798,950
1,050	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,018,720
140	Iron Mountain Inc, 144A	4.875%	9/15/27	BB-	142,583
110	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	112,750
300	Iron Mountain Inc, 144A	4.875%	9/15/29	BB-	303,150
170	KAR Auction Services Inc, 144A	5.125%	6/01/25	B-	171,275
700	Kraft Heinz Foods Co	3.000%	6/01/26	Baa3	711,322
760	Kraft Heinz Foods Co	4.625%	1/30/29	Baa3	847,919
200	Lamb Weston Holdings Inc, 144A	4.875%	5/15/28	BB+	216,699
190	Laureate Education Inc, 144A	8.250%	5/01/25	BB-	202,390
190	Lennar Corp	4.750%	11/29/27	Baa2	217,550
250	Macy's Inc, 144A	8.375%	6/15/25	Ba1	261,025
240	Marriott Ownership Resorts Inc / ILG LLC	6.500%	9/15/26	B1	247,200
150	Masonite International Corp, 144A	5.375%	2/01/28	BB+	159,000
800	MEDNAX Inc, 144A	6.250%	1/15/27	B+	825,760
150	Methanex Corp	5.250%	12/15/29	Ba1	151,984
100	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB+	105,270

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$60	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB+	$64,748
210	Michaels Stores Inc, 144A	8.000%	7/15/27	B2	216,300
1,080	Navistar International Corp, 144A	6.625%	11/01/25	B3	1,116,666
250	NCL Corp Ltd, 144A	10.250%	2/01/26	BB-	257,500
220	NCR Corp, 144A	5.750%	9/01/27	BB-	226,738
240	NCR Corp, 144A	6.125%	9/01/29	BB-	251,400
70	Netflix Inc	4.375%	11/15/26	BB	75,984
110	Netflix Inc	4.875%	4/15/28	BB	123,717
130	Netflix Inc	5.875%	11/15/28	BB	155,323
220	Netflix Inc	6.375%	5/15/29	BB	269,500
70	Netflix Inc, 144A	5.375%	11/15/29	BB	81,988
650	Newell Brands Inc	4.875%	6/01/25	BB+	703,820
100	Nielsen Co Luxembourg SARL, 144A	5.000%	2/01/25	BB-	102,720
500	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.625%	10/01/28	BB-	515,625
360	Nokia Oyj	4.375%	6/12/27	BBB-	387,004
220	NortonLifeLock Inc, 144A	5.000%	4/15/25	BB+	224,061
370	Open Text Corp, 144A	5.875%	6/01/26	BB	384,800
200	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA, 144A	7.250%	2/01/28	CCC	209,000
400	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	379,004
100	Owens-Brockway Glass Container, Inc, 144A	5.875%	8/15/23	B	105,213
220	Parkland Corp/Canada, 144A	6.000%	4/01/26	BB	227,150
110	Parkland Corp/Canada, 144A	5.875%	7/15/27	BB	113,529
70	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	29,050
400	Performance Food Group Inc, 144A	5.500%	10/15/27	B	410,000
600	Picasso Finance Sub Inc, 144A	6.125%	6/15/25	B+	632,760
600	Post Holdings Inc, 144A	5.625%	1/15/28	B+	633,000
250	Post Holdings Inc, 144A	4.625%	4/15/30	B+	256,875
300	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB-	319,500
1,500	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,515,720
300	PulteGroup Inc	5.000%	1/15/27	BB+	343,500
150	Qorvo Inc	4.375%	10/15/29	BB+	160,818
130	Ritchie Bros Auctioneers Inc, 144A	5.375%	1/15/25	BB+	133,738
150	Rite Aid Corp, 144A	8.000%	11/15/26	BB-	150,375
700	Royal Caribbean Cruises Ltd, 144A	9.125%	6/15/23	BB-	728,875
245	Sabre GLBL Inc, 144A	5.250%	11/15/23	Ba3	240,100
200	Sabre GLBL Inc, 144A	9.250%	4/15/25	Ba3	220,500
170	Sally Holdings LLC / Sally Capital Inc	5.625%	12/01/25	Ba3	168,598
570	SBA Communications Corp	4.000%	10/01/22	BB-	574,987
600	SBA Communications Corp	4.875%	9/01/24	BB-	613,080

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$130	Select Medical Corp, 144A	6.250%	8/15/26	B-	$137,150
240	Sensata Technologies UK Financing Co PLC, 144A	6.250%	2/15/26	BB+	248,400
110	Service Corp International/US	4.625%	12/15/27	BB	116,394
270	Service Corp International/US	5.125%	6/01/29	BB	295,064
850	ServiceMaster Co LLC, 144A	5.125%	11/15/24	BB-	872,525
150	Signature Aviation US Holdings Inc, 144A	5.375%	5/01/26	BB	151,500
170	Sirius XM Radio Inc, 144A	3.875%	8/01/22	BB	171,275
280	Sirius XM Radio Inc, 144A	4.625%	7/15/24	BB	288,736
210	Sirius XM Radio Inc, 144A	5.375%	7/15/26	BB	218,707
300	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	314,250
260	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	282,997
236	Six Flags Entertainment Corp, 144A	5.500%	4/15/27	B3	219,551
200	Sotheby's, 144A	7.375%	10/15/27	B+	204,000
250	Spirit AeroSystems Inc, 144A	7.500%	4/15/25	B1	251,872
1,100	Summit Materials LLC / Summit Materials Finance Corp, 144A	5.250%	1/15/29	BB	1,133,000
70	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	70,525
70	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	72,360
30	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 144A	5.500%	9/15/24	BB-	28,829
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.500%	7/15/27	BB	73,325
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.000%	1/15/28	BB	69,125
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.875%	1/15/29	BB	75,075
400	TEGNA Inc	5.000%	9/15/29	BB-	405,000
260	Tenet Healthcare Corp	6.750%	6/15/23	B-	274,180
380	Tenet Healthcare Corp, 144A	4.875%	1/01/26	BB-	385,484
280	Tenet Healthcare Corp, 144A	5.125%	11/01/27	BB-	288,316
260	Tenneco Inc	5.000%	7/15/26	B-	198,900
200	Terex Corp, 144A	5.625%	2/01/25	BB-	203,000
200	Tervita Corp, 144A	7.625%	12/01/21	B3	192,000
130	Tesla Inc, 144A	5.300%	8/15/25	BB-	134,502
150	TransDigm Inc	6.375%	6/15/26	B-	149,580
400	TreeHouse Foods Inc	4.000%	9/01/28	BB-	400,500
770	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B	781,550
200	Triumph Group Inc, 144A	6.250%	9/15/24	Caa2	172,706
170	Under Armour Inc	3.250%	6/15/26	BB	164,244
270	United Rentals North America Inc	5.875%	9/15/26	BB-	284,141
300	United Rentals North America Inc	4.875%	1/15/28	BB-	315,000
180	United Rentals North America Inc	5.250%	1/15/30	BB-	195,075
300	United Rentals North America Inc	4.000%	7/15/30	BB-	306,030
90	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.125%	12/15/24	B	86,053

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$320	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	$339,509
90	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	6.000%	4/15/23	BB+	91,181
190	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC	8.250%	10/15/23	B	187,150
400	UPC Holding BV, 144A	5.500%	1/15/28	B	413,000
59	US Concrete Inc	6.375%	6/01/24	BB-	60,475
470	US Foods Inc, 144A	5.875%	6/15/24	B+	468,237
100	USA Compression Partners LP / USA Compression Finance Corp	6.875%	4/01/26	BB-	99,161
170	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	170,886
150	Valvoline Inc, 144A	4.250%	2/15/30	BB-	153,000
300	VEON Holdings BV	7.250%	4/26/23	BBB-	331,215
130	VeriSign Inc	5.250%	4/01/25	BBB-	145,655
70	VeriSign Inc	4.750%	7/15/27	BBB-	74,200
320	VICI Properties LP / VICI Note Co Inc, 144A	3.750%	2/15/27	BB	320,800
400	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	415,604
400	Virgin Media Finance PLC, 144A	5.000%	7/15/30	B	398,000
350	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	373,943
300	Vodafone Group PLC	7.000%	4/04/79	BB+	356,047
461	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB-	504,795
150	Western Digital Corp	4.750%	2/15/26	Baa3	161,558
1,100	Williams Scotsman International Inc, 144A	4.625%	8/15/28	B+	1,106,875
130	Wyndham Hotels & Resorts Inc, 144A	5.375%	4/15/26	Ba2	131,625
150	Xerox Corp	4.375%	3/15/23	Ba1	156,109
300	Xerox Holdings Corp, 144A	5.500%	8/15/28	Ba1	296,160
170	XPO Logistics Inc, 144A	6.500%	6/15/22	BB-	170,627
300	Yum! Brands Inc, 144A	4.750%	1/15/30	B+	322,500
340	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B-	352,750
56,515	Total Industrial				57,648,963
	Utility – 0.8%
200	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	210,250
160	Drax Finco PLC, 144A	6.625%	11/01/25	BB+	167,500
100	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	105,500
460	Total Utility				483,250
$62,395	Total Corporate Debt (cost $63,843,449)				63,754,874
	Total Long-Term Investments (cost $63,843,449)				63,754,874

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.3%
$200	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	11/02/20	N/R	$200,000
$200	Total Short-Term Investments (cost $200,000)				200,000
	Total Investments (cost $64,043,449) – 98.2%				63,954,874
	Other Assets Less Liabilities – 1.8%				1,160,419
	Net Assets – 100%				$65,115,293
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$63,754,874	$ —	$63,754,874
Short-Term Investments:
U.S. Government and Agency Obligations	—	200,000	—	200,000
Total	$ —	$63,954,874	$ —	$63,954,874

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.3%
	U.S. TREASURY – 37.0%
$2,500	United States Treasury Note/Bond	0.125%	6/30/22	Aaa	$2,498,633
1,000	United States Treasury Note/Bond	0.125%	7/31/22	Aaa	999,414
2,100	United States Treasury Note/Bond	0.125%	8/31/22	Aaa	2,098,770
9,205	United States Treasury Note/Bond	1.875%	9/30/22	Aaa	9,506,680
250	United States Treasury Note/Bond	0.125%	9/30/22	Aaa	249,844
1,248	United States Treasury Note/Bond	2.750%	7/31/23	Aaa	1,335,360
1,346	United States Treasury Note/Bond	2.875%	11/30/23	Aaa	1,456,151
1,411	United States Treasury Note/Bond	2.500%	1/31/24	Aaa	1,515,061
1,814	United States Treasury Note/Bond	2.250%	4/30/24	Aaa	1,940,980
4,872	United States Treasury Note/Bond	2.000%	5/31/24	Aaa	5,175,358
262	United States Treasury Note/Bond	1.250%	8/31/24	Aaa	271,712
3,090	United States Treasury Note/Bond	2.125%	9/30/24	Aaa	3,311,249
1,454	United States Treasury Note/Bond	2.125%	11/30/24	Aaa	1,561,573
2,824	United States Treasury Note/Bond	1.375%	1/31/25	Aaa	2,950,528
1,500	United States Treasury Note/Bond	0.250%	5/31/25	N/R	1,493,848
950	United States Treasury Note/Bond	0.250%	8/31/25	Aaa	944,730
3,900	United States Treasury Note/Bond	0.250%	9/30/25	Aaa	3,876,234
800	United States Treasury Note/Bond	0.250%	10/31/25	Aaa	794,875
900	United States Treasury Note/Bond	0.500%	6/30/27	Aaa	894,340
2,186	United States Treasury Note/Bond	2.250%	8/15/27	Aaa	2,425,691
888	United States Treasury Note/Bond	2.250%	11/15/27	Aaa	987,102
2,344	United States Treasury Note/Bond	2.750%	2/15/28	Aaa	2,693,586
1,470	United States Treasury Note/Bond	2.375%	5/15/29	Aaa	1,666,096
514	United States Treasury Note/Bond	1.625%	8/15/29	Aaa	551,165
1,000	United States Treasury Note/Bond	0.625%	5/15/30	Aaa	980,469
2,200	United States Treasury Note/Bond	0.625%	8/15/30	Aaa	2,151,875
1,964	United States Treasury Note/Bond	2.750%	8/15/42	Aaa	2,445,564
4,571	United States Treasury Note/Bond	2.750%	8/15/47	Aaa	5,751,068
2,300	United States Treasury Note/Bond	1.250%	5/15/50	Aaa	2,089,406
600	United States Treasury Note/Bond	1.375%	8/15/50	Aaa	563,062
$61,463	Total U.S. Treasury (cost $62,599,922)				65,180,424

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 29.0%
$500	BBCMS Mortgage Trust 2020-C6	2.690%	2/15/53	AAA	$524,320
367	Capital One Multi-Asset Execution Trust	1.720%	8/15/24	AAA	376,455
95	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	97,529
100	Citibank Credit Card Issuance Trust	3.290%	5/23/25	AAA	107,356
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	539,754
629	Fannie Mae Pool FN MA2941	3.500%	3/01/32	N/R	670,314
904	Fannie Mae Pool FN MA3120	3.500%	9/01/47	Aaa	956,761
2,106	Fannie Mae Pool FN MA3143	3.000%	9/01/47	N/R	2,202,645
211	Fannie Mae Pool FN MA3392	3.500%	6/01/33	N/R	223,136
446	Fannie Mae Pool FN MA3490	4.000%	10/01/33	N/R	473,726
371	Fannie Mae Pool FN MA3536	4.000%	12/01/48	Aaa	395,828
558	Fannie Mae Pool FN MA3574	3.500%	1/01/49	N/R	588,090
3,423	Fannie Mae Pool FN MA3774	3.000%	9/01/49	Aaa	3,571,786
164	Fannie Mae Pool FN MA3828	3.000%	11/01/34	N/R	172,221
351	Fannie Mae Pool FN MA3865	3.000%	12/01/34	N/R	367,892
2,131	Fannie Mae Pool FN MA3905	3.000%	1/01/50	N/R	2,224,637
461	Fannie Mae Pool FN MA3957	3.500%	3/01/35	N/R	487,365
4,836	Fannie Mae Pool FN MA3960	3.000%	3/01/50	N/R	5,047,011
1,158	Fannie Mae Pool FN MA4074	2.000%	7/01/35	N/R	1,201,490
4,457	Fannie Mae Pool FN MA4077	2.000%	7/01/50	N/R	4,598,405
938	Fannie Mae Pool FN MA4096	2.500%	8/01/50	N/R	978,536
1,883	Fannie Mae Pool FN MA4120	2.500%	9/01/50	N/R	1,963,555
3,366	Fannie Mae Pool FN MA4158	2.000%	10/01/50	N/R	3,473,306
1,874	Fannie Mae Pool FN MA4159	2.500%	10/01/50	N/R	1,953,807
2,770	Fannie Mae Pool FN MA4182, (DD1)	2.000%	11/01/50		2,857,926
250	Fannie Mae-Aces	3.370%	7/25/28	N/R	287,237
100	Ford Credit Floorplan Master Owner Trust A	2.480%	9/15/24	AAA	103,615
800	Freddie Mac Multifamily Structured Pass-Through Certificates	2.862%	5/25/26	AAA	879,335
346	Freddie Mac Multifamily Structured Pass-Through Certificates	2.701%	4/25/29	AAA	377,689
628	Freddie Mac Pool	2.000%	6/01/50	N/R	648,238
1,245	Ginnie Mae II Pool	3.500%	5/20/46	Aaa	1,333,312
214	Ginnie Mae II Pool	4.000%	6/20/48	Aaa	229,512
236	Ginnie Mae II Pool	4.000%	8/20/48	Aaa	252,920
1,420	Ginnie Mae II Pool	3.000%	7/20/49	N/R	1,481,512
652	Ginnie Mae II Pool	3.000%	11/20/49	N/R	679,914
3,999	Ginnie Mae II Pool	3.000%	12/20/49	N/R	4,171,649
940	Ginnie Mae II Pool	2.500%	8/20/50	N/R	985,025
189	Ginnie Mae II Pool	3.000%	8/20/50	N/R	198,956
1,118	Ginnie Mae II Pool	2.000%	9/20/50	N/R	1,162,462
1,237	Ginnie Mae II Pool	2.500%	9/20/50	N/R	1,296,666

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$145	Ginnie Mae II Pool, (WI/DD)	2.500%	10/20/50		$152,012
200	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	AAA	231,217
300	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	318,783
300	Wells Fargo Commercial Mortgage Trust 2019-C49	3.760%	3/15/52	Aaa	340,795
$48,918	Total Securitized (cost $50,502,325)				51,184,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 27.1%
	Financials – 8.2%
$250	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	BBB	$247,828
100	Aflac Inc	3.600%	4/01/30	A-	115,978
150	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	168,267
121	Allstate Corp	4.500%	6/15/43	A-	156,874
110	Ally Financial Inc	8.000%	11/01/31	BBB-	151,840
301	American Express Co	3.400%	2/27/23	A	320,438
40	American Express Co	3.400%	2/22/24	A	43,406
52	Ameriprise Financial Inc	4.000%	10/15/23	A	57,278
200	Anthem Inc	2.250%	5/15/30	A	205,532
100	Anthem Inc	4.650%	1/15/43	A	125,365
50	Anthem, Inc	0.037%	12/01/27	A	56,531
90	Australia & New Zealand Banking Group Ltd	0.037%	11/16/25	AA-	102,781
100	AvalonBay Communities Inc	2.300%	3/01/30	A-	104,715
248	Bank of Montreal	3.803%	12/15/32	A	274,701
76	Bank of New York Mellon Corp	3.450%	8/11/23	AA-	82,286
100	Bank of New York Mellon Corp	0.028%	5/04/26	AA-	109,931
185	Bank of New York Mellon Corp	3.300%	8/23/29	A2	209,918
197	Bank of Nova Scotia	2.450%	9/19/22	Aa2	204,706
42	BlackRock Inc	3.500%	3/18/24	AA-	46,081
40	BlackRock Inc	3.250%	4/30/29	AA-	45,785
91	Boston Properties LP	3.850%	2/01/23	BBB+	96,779
100	Boston Properties LP	2.900%	3/15/30	BBB+	103,820
100	BPCE SA	0.040%	4/15/24	A+	110,596
100	Brixmor Operating Partnership LP	0.041%	6/15/26	BBB-	109,932
48	Brookfield Finance Inc	4.000%	4/01/24	A-	52,539
40	Brookfield Finance Inc	4.350%	4/15/30	A-	46,920
103	Canadian Imperial Bank of Commerce	3.500%	9/13/23	Aa2	112,137
100	Charles Schwab Corp	3.200%	3/02/27	A	111,098
199	Chubb Corp	6.000%	5/11/37	A	292,370
100	Citizens Financial Group Inc, 144A	2.638%	9/30/32	BBB	100,478
60	CME Group Inc	5.300%	9/15/43	AA-	87,310

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$330	Cooperatieve Rabobank UA	3.875%	2/08/22	Aa3	$344,801
50	Equitable Holdings Inc	4.350%	4/20/28	BBB+	57,433
136	ERP Operating LP	2.500%	2/15/30	A	143,324
42	Franklin Resources Inc	2.800%	9/15/22	A	43,826
50	GATX Corp	4.700%	4/01/29	BBB	59,925
100	Healthpeak Properties Inc	3.500%	7/15/29	BBB+	110,909
100	Host Hotels & Resorts LP	4.500%	2/01/26	BBB-	105,348
60	Humana Inc	2.900%	12/15/22	BBB+	62,806
50	Humana Inc	4.875%	4/01/30	BBB+	62,080
100	Huntington Bancshares Inc/OH	2.625%	8/06/24	A-	106,514
100	ING Groep NV	3.950%	3/29/27	A+	113,686
114	Intercontinental Exchange Inc	3.750%	9/21/28	A3	131,305
100	Intercontinental Exchange Inc	4.250%	9/21/48	A3	123,438
100	Invesco Finance plc	3.750%	1/15/26	A3	112,466
152	KeyCorp	5.100%	3/24/21	A-	154,842
100	Kilroy Realty LP	4.750%	12/15/28	BBB	115,464
100	Kimco Realty Corp	2.700%	10/01/30	BBB+	101,240
20	Legg Mason Inc	4.750%	3/15/26	A	23,694
100	Lincoln National Corp	3.050%	1/15/30	A-	107,258
500	Lloyds Banking Group PLC	2.438%	2/05/26	A+	521,359
90	Manufacturers & Traders Trust Co	2.900%	2/06/25	A	97,768
166	Marsh & McLennan Cos Inc	4.800%	7/15/21	A-	169,384
200	Mitsubishi UFJ Financial Group Inc	3.850%	3/01/26	A1	228,146
200	Mitsubishi UFJ Financial Group Inc	2.757%	9/13/26	A1	217,302
210	Mitsubishi UFJ Financial Group Inc	3.677%	2/22/27	A1	236,375
64	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A1	73,624
200	Mizuho Financial Group Inc	2.226%	5/25/26	A1	207,665
100	Mizuho Financial Group Inc	2.869%	9/13/30	A1	106,366
100	Morgan Stanley	2.188%	4/28/26	A2	104,742
997	Morgan Stanley	3.772%	1/24/29	A2	1,135,784
200	Morgan Stanley	4.431%	1/23/30	A2	239,667
100	National Australia Bank Ltd/New York	3.625%	6/20/23	AA-	108,188
300	Natwest Group PLC	4.269%	3/22/25	A	328,578
100	Natwest Group PLC	5.076%	1/27/30	A	119,620
42	Northern Trust Corp	3.950%	10/30/25	A	48,287
20	Northern Trust Corp	3.150%	5/03/29	A+	22,567
44	ORIX Corp	2.900%	7/18/22	A-	45,589
20	People's United Financial Inc	3.650%	12/06/22	BBB+	21,005
90	PNC Bank NA	4.050%	7/26/28	A	104,783

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$332	PNC Financial Services Group Inc	3.900%	4/29/24	A3	$365,835
104	Principal Financial Group Inc	3.700%	5/15/29	A-	121,088
204	Progressive Corp	3.200%	3/26/30	A	232,624
82	Prologis LP	3.875%	9/15/28	A-	96,117
100	Prudential Financial Inc	1.500%	3/10/26	A	102,582
213	Prudential Financial Inc	3.905%	12/07/47	A	240,255
93	Regions Financial Corp	3.800%	8/14/23	BBB+	101,132
110	Royal Bank of Canada	2.800%	4/29/22	AA	113,972
100	Royal Bank of Canada	2.250%	11/01/24	AA	105,764
42	Sompo International Holdings Ltd	4.700%	10/15/22	A-	44,432
149	State Street Corp	3.100%	5/15/23	A2	158,870
90	State Street Corp	2.400%	1/24/30	AA-	97,884
158	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A1	172,777
330	Sumitomo Mitsui Financial Group Inc	3.364%	7/12/27	A1	365,467
90	Sumitomo Mitsui Financial Group Inc	4.306%	10/16/28	A1	105,862
20	SVB Financial Group	3.125%	6/05/30	A3	21,855
173	Toronto-Dominion Bank	2.125%	4/07/21	Aa1	174,381
30	Toronto-Dominion Bank	3.625%	9/15/31	A2	33,606
100	Travelers Cos Inc	4.600%	8/01/43	A	129,287
216	Truist Financial Corp	3.750%	12/06/23	A	236,234
200	Truist Financial Corp	3.700%	6/05/25	A	225,148
104	UDR Inc	3.000%	8/15/31	BBB+	112,009
184	Ventas Realty LP	4.750%	11/15/30	BBB+	216,115
168	Welltower Inc	4.125%	3/15/29	BBB+	190,620
30	Westpac Banking Corp	2.750%	1/11/23	AA-	31,521
104	Westpac Banking Corp	2.000%	1/13/23	AA-	107,641
166	Westpac Banking Corp	4.322%	11/23/31	A-	186,842
100	Willis North America Inc	2.950%	9/15/29	BBB	108,888
13,032	Total Financials				14,470,186
	Industrial – 16.7%
198	3M Co	2.375%	8/26/29	A+	212,129
50	ABB Finance USA Inc	3.800%	4/03/28	A	59,220
180	Abbott Laboratories	4.750%	11/30/36	A-	239,897
472	AbbVie Inc	3.750%	11/14/23	BBB+	514,098
353	AbbVie Inc	4.500%	5/14/35	BBB+	429,075
90	AbbVie Inc	4.400%	11/06/42	BBB+	107,618
104	Adobe Inc	1.900%	2/01/25	A	109,894
200	Alibaba Group Holding Ltd	4.500%	11/28/34	A+	248,292
40	Alphabet Inc	3.375%	2/25/24	AA+	43,880

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$150	Alphabet Inc	1.900%	8/15/40	AA+	$141,589
150	American Honda Finance Corp	1.650%	7/12/21	A-	151,279
40	American Honda Finance Corp	1.000%	9/10/25	A-	40,110
180	American Tower Corp	5.000%	2/15/24	BBB+	203,482
70	American Tower Corp	2.900%	1/15/30	BBB+	74,608
355	Amgen Inc	4.400%	5/01/45	A-	433,207
50	Amphenol Corp	4.350%	6/01/29	BBB+	60,630
86	Analog Devices Inc	2.500%	12/05/21	Baa1	87,612
271	Apple Inc	1.800%	9/11/24	AA+	283,287
40	Apple Inc	3.000%	6/20/27	AA+	44,748
110	Apple Inc	1.250%	8/20/30	AA+	108,532
473	Apple Inc	4.500%	2/23/36	AA+	626,010
154	Apple Inc	3.850%	5/04/43	AA+	188,950
42	Applied Materials Inc	5.100%	10/01/35	A-	57,995
90	Archer-Daniels-Midland Co	3.250%	3/27/30	A	103,392
165	AstraZeneca PLC	6.450%	9/15/37	A	247,157
114	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc	3.138%	11/07/29	A-	118,849
180	Baxalta Inc	4.000%	6/23/25	BBB+	202,862
150	Becton Dickinson and Co	2.823%	5/20/30	BBB	160,315
111	Biogen Inc	3.625%	9/15/22	A-	117,431
70	Booking Holdings Inc	2.750%	3/15/23	A-	73,277
38	Bristol-Myers Squibb Co	2.000%	8/01/22	A+	39,084
359	Bristol-Myers Squibb Co	5.000%	8/15/45	A+	494,468
100	British Telecommunications plc	0.091%	12/15/30	BBB	159,953
28	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB	29,112
110	Campbell Soup Co	2.375%	4/24/30	Baa2	113,549
100	Canadian National Railway Co	6.375%	11/15/37	A	152,937
100	Canadian Pacific Railway Co	4.800%	8/01/45	BBB+	131,936
141	Cardinal Health Inc	2.616%	6/15/22	BBB	145,385
38	Cardinal Health Inc	3.200%	3/15/23	BBB	40,154
160	Carrier Global Corp, 144A	3.377%	4/05/40	BBB	169,121
80	Caterpillar Financial Services Corp	2.550%	11/29/22	A	83,588
60	Caterpillar Inc	2.600%	9/19/29	A	65,764
186	Caterpillar Inc	3.803%	8/15/42	A	227,556
50	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	56,026
372	Cigna Corp	3.050%	10/15/27	A-	408,998
100	Cintas Corp No 2	3.700%	4/01/27	A-	114,183
188	Cisco Systems Inc	2.500%	9/20/26	AA-	205,681
28	Clorox Co	3.050%	9/15/22	A-	29,109

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$120	CNH Industrial NV	3.850%	11/15/27	BBB	$130,258
148	Coca-Cola Co	2.500%	4/01/23	A+	156,107
175	Coca-Cola Co	1.450%	6/01/27	A+	179,590
60	Colgate-Palmolive Co	1.950%	2/01/23	AA-	62,151
120	Conagra Brands Inc	8.250%	9/15/30	BBB-	179,909
100	Corning Inc	5.350%	11/15/48	BBB+	134,849
204	Crown Castle International Corp	3.300%	7/01/30	BBB+	222,300
155	CSX Corp	4.250%	3/15/29	BBB+	185,039
42	CSX Corp	4.250%	11/01/66	BBB+	51,449
120	Cummins Inc	2.600%	9/01/50	A+	114,680
274	Deere & Co	3.900%	6/09/42	A	345,447
100	Dell International LLC / EMC Corp, 144A	5.450%	6/15/23	BBB-	110,034
151	Dell International LLC / EMC Corp, 144A	8.100%	7/15/36	BBB-	203,963
150	Discovery Communications LLC	3.625%	5/15/30	BBB-	165,717
38	Discovery Communications LLC	5.000%	9/20/37	BBB-	45,460
120	Dominion Gas Holdings LLC	4.800%	11/01/43	BBB+	146,360
150	Dow Chemical Co	4.250%	10/01/34	BBB+	172,914
126	DuPont de Nemours Inc	4.725%	11/15/28	BBB+	150,964
42	Eaton Corp	4.000%	11/02/32	A-	50,431
124	eBay Inc	2.700%	3/11/30	BBB+	129,865
116	Ecolab Inc	3.250%	12/01/27	A-	130,360
100	Eli Lilly and Co	3.700%	3/01/45	A+	119,486
50	Emerson Electric Co	1.950%	10/15/30	A	51,572
160	Enbridge Inc	3.125%	11/15/29	BBB+	168,256
110	Equinix Inc	2.625%	11/18/24	BBB-	116,921
100	Estee Lauder Cos Inc	2.600%	4/15/30	A+	108,724
154	Fiserv Inc	3.500%	7/01/29	BBB	172,879
50	Flex Ltd	4.875%	6/15/29	BBB-	57,328
164	General Mills Inc	2.875%	4/15/30	BBB	177,719
70	Gilead Sciences Inc	4.600%	9/01/35	A3	88,764
296	Gilead Sciences Inc	4.000%	9/01/36	A3	351,156
230	GlaxoSmithKline Capital PLC	3.375%	6/01/29	A	262,553
206	HCA Inc	4.125%	6/15/29	BBB-	233,772
116	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB+	119,054
50	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB+	61,843
299	Home Depot Inc	5.400%	9/15/40	A	422,502
90	Home Depot Inc	3.125%	12/15/49	A	98,405
80	HP Inc	3.400%	6/17/30	BBB+	85,498
60	Illinois Tool Works Inc	4.875%	9/15/41	A+	80,940

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$392	Intel Corp	2.450%	11/15/29	A+	$423,243
100	Intel Corp	4.600%	3/25/40	A+	131,370
350	International Business Machines Corp	3.300%	5/15/26	A	392,690
72	International Business Machines Corp	5.600%	11/30/39	A	100,906
90	International Business Machines Corp	4.700%	2/19/46	A	120,162
58	International Flavors & Fragrances Inc	3.200%	5/01/23	BBB	60,504
100	International Paper Co	4.800%	6/15/44	BBB	124,261
100	J M Smucker Co	2.375%	3/15/30	BBB	103,329
50	Johnson Controls International plc	5.125%	9/14/45	BBB+	65,249
115	Kellogg Co	2.650%	12/01/23	BBB	121,837
179	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	191,874
48	Kimberly-Clark Corp	6.625%	8/01/37	A	76,284
104	Kimberly-Clark Corp	2.875%	2/07/50	A	112,828
160	Kroger Co	6.900%	4/15/38	Baa1	232,110
113	Laboratory Corp of America Holdings	3.200%	2/01/22	BBB	116,801
58	Lam Research Corp	2.800%	6/15/21	A-	58,776
90	Lam Research Corp	3.125%	6/15/60	A-	94,871
119	Linde Inc/CT	2.700%	2/21/23	A	124,077
300	Lowe's Cos Inc	5.000%	4/15/40	BBB+	393,909
150	LYB International Finance III LLC	3.375%	5/01/30	Baa2	162,949
40	Martin Marietta Materials Inc	2.500%	3/15/30	BBB+	41,424
28	Mastercard Inc	2.000%	11/21/21	A+	28,483
144	Mastercard Inc	3.350%	3/26/30	A+	167,066
139	McCormick & Co Inc/MD	2.700%	8/15/22	BBB	144,357
150	Medtronic Inc	4.375%	3/15/35	A	200,274
235	Merck & Co Inc	3.400%	3/07/29	AA-	271,401
80	Merck & Co Inc	3.900%	3/07/39	AA-	98,832
70	Micron Technology Inc	4.185%	2/15/27	BBB-	79,042
392	Microsoft Corp	3.450%	8/08/36	AAA	471,459
100	Microsoft Corp	4.100%	2/06/37	AAA	127,831
295	Microsoft Corp	3.700%	8/08/46	AAA	362,534
84	Moody's Corp	4.500%	9/01/22	BBB+	89,186
38	Moody's Corp	2.625%	1/15/23	BBB+	39,748
150	Mosaic Co	4.875%	11/15/41	BBB-	159,843
100	Motorola Solutions Inc	4.600%	2/23/28	BBB-	116,692
164	NIKE Inc	2.850%	3/27/30	AA-	183,594
142	Norfolk Southern Corp	4.837%	10/01/41	BBB+	183,275
150	Novartis Capital Corp	2.200%	8/14/30	AA-	159,433
100	Novartis Capital Corp	4.400%	5/06/44	AA-	133,179

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$210	Nutrien Ltd	4.200%	4/01/29	BBB	$247,923
54	NVIDIA Corp	2.200%	9/16/21	A2	54,799
50	NVIDIA Corp	3.500%	4/01/40	A2	57,944
104	Omnicom Group Inc	4.200%	6/01/30	BBB+	121,344
273	ONEOK Inc	4.550%	7/15/28	BBB	291,391
109	Orange SA	4.125%	9/14/21	BBB+	112,486
60	Otis Worldwide Corp	3.112%	2/15/40	BBB	63,822
50	Owens Corning	3.875%	6/01/30	BBB	55,880
96	PACCAR Financial Corp	2.300%	8/10/22	A+	99,337
104	Parker-Hannifin Corp	4.200%	11/21/34	BBB+	125,867
150	PayPal Holdings Inc	2.850%	10/01/29	A3	163,656
60	PepsiCo Inc	4.250%	10/22/44	A+	75,753
364	PepsiCo Inc	2.875%	10/15/49	A+	389,319
160	Procter & Gamble Co	3.000%	3/25/30	AA-	184,024
28	Quest Diagnostics Inc	4.250%	4/01/24	BBB+	30,985
54	Raytheon Technologies Corp, 144A	3.700%	12/15/23	A-	58,617
100	Republic Services Inc	3.950%	5/15/28	BBB+	116,290
150	Rogers Communications Inc	5.450%	10/01/43	BBB+	202,424
36	Roper Technologies Inc	3.125%	11/15/22	BBB+	37,655
100	Roper Technologies Inc	3.800%	12/15/26	BBB+	114,653
114	Ryder System Inc	2.500%	9/01/24	BBB+	120,340
50	Seagate HDD Cayman	4.875%	6/01/27	Baa3	55,797
131	Sherwin-Williams Co	2.950%	8/15/29	Baa2	143,452
100	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	BBB+	106,040
100	Stanley Black & Decker Inc	4.250%	11/15/28	A	120,063
201	Starbucks Corp	3.550%	8/15/29	BBB+	230,780
190	Target Corp	2.350%	2/15/30	A	205,781
43	Telefonica Emisiones SA	5.462%	2/16/21	BBB	43,609
150	Telefonica Emisiones SA	5.520%	3/01/49	BBB	185,784
110	Texas Instruments Inc	1.750%	5/04/30	A+	112,288
150	Thermo Fisher Scientific Inc	4.133%	3/25/25	BBB+	170,461
40	Thomson Reuters Corp	3.350%	5/15/26	BBB+	44,512
100	TJX Cos Inc	3.750%	4/15/27	A	115,339
282	Toyota Motor Corp	2.760%	7/02/29	A+	309,872
60	Toyota Motor Credit Corp	2.000%	10/07/24	A+	62,998
78	Trane Technologies Global Holding Co Ltd	4.250%	6/15/23	BBB	85,460
90	Trimble Inc	4.150%	6/15/23	BBB-	97,138
351	TWDC Enterprises 18 Corp	2.350%	12/01/22	A2	365,348
38	Tyco Electronics Group SA	3.500%	2/03/22	A-	39,166

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	Unilever Capital Corp	2.600%	5/05/24	A+	$106,482
350	Union Pacific Corp	2.400%	2/05/30	A-	372,699
80	United Parcel Service Inc	4.450%	4/01/30	A2	99,308
28	United Parcel Service Inc	6.200%	1/15/38	A2	41,991
154	United Parcel Service Inc	3.750%	11/15/47	A2	185,049
160	Valero Energy Corp	4.000%	4/01/29	BBB	166,999
120	Valmont Industries, Inc	5.250%	10/01/54	BBB+	134,966
100	Verizon Communications Inc	1.500%	9/18/30	A-	98,188
670	Verizon Communications Inc	4.672%	3/15/55	A-	893,644
50	VF Corp	2.800%	4/23/27	A	53,977
100	Visa Inc	2.050%	4/15/30	AA-	105,424
189	Visa Inc	4.150%	12/14/35	AA-	241,582
135	VMware Inc	2.950%	8/21/22	Baa2	140,146
233	Vodafone Group PLC	6.150%	2/27/37	BBB	324,773
200	Walgreens Boots Alliance Inc	3.200%	4/15/30	BBB	210,618
270	Walt Disney Co	2.750%	9/01/49	A2	261,010
100	Waste Management Inc	3.150%	11/15/27	A-	112,424
31	Weyerhaeuser Co	4.625%	9/15/23	Baa2	34,390
122	WPP Finance 2010	3.625%	9/07/22	BBB	128,164
72	Xylem Inc/NY	4.875%	10/01/21	BBB	74,842
126	Zoetis Inc	3.900%	8/20/28	Baa1	147,678
25,425	Total Industrial				29,419,682
	Utility – 2.2%
161	Alabama Power Co	6.000%	3/01/39	A1	232,064
100	American Water Capital Corp	2.800%	5/01/30	A	109,020
200	Appalachian Power Co	4.400%	5/15/44	A-	239,249
300	Berkshire Hathaway Energy Co	5.150%	11/15/43	A-	402,415
90	CenterPoint Energy Resources Corp	4.100%	9/01/47	A3	105,175
171	Commonwealth Edison Co	6.450%	1/15/38	A1	260,548
124	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	169,019
90	Consumers Energy Co	3.500%	8/01/51	Aa3	105,350
126	DTE Energy Co	2.950%	3/01/30	BBB	135,989
108	Entergy Louisiana LLC	4.000%	3/15/33	A	133,555
114	Eversource Energy	3.450%	1/15/50	BBB+	125,656
100	FirstEnergy Corp	2.650%	3/01/30	BBB	97,419
191	Florida Power & Light Co	5.950%	2/01/38	Aa2	281,546
100	NiSource Inc	3.600%	5/01/30	BBB+	113,588
117	Northern States Power Co/MN	6.200%	7/01/37	Aa3	177,981
36	Potomac Electric Power Co	6.500%	11/15/37	A	53,764

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$100	Public Service Electric and Gas Co	5.800%	5/01/37	Aa3	$142,741
90	Puget Sound Energy Inc	5.638%	4/15/41	A2	124,044
143	San Diego Gas & Electric Co	4.150%	5/15/48	A	171,885
104	Sempra Energy	6.000%	10/15/39	BBB+	142,445
178	Southern California Edison Co	4.500%	9/01/40	A-	201,037
222	Virginia Electric and Power Co	6.000%	5/15/37	A2	317,563
2,965	Total Utility				3,842,053
41,422	Total Corporate Debt (cost$45,696,766)				47,731,921

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 6.2%
	Government Agency – 2.6%
$10	Equinor ASA	3.250%	11/10/24	Aa2	$10,972
10	Equinor ASA	3.000%	4/06/27	Aa2	10,952
184	Equinor ASA	3.125%	4/06/30	Aa2	203,286
10	Equinor ASA	3.700%	4/06/50	Aa2	11,121
120	Export Development Canada	2.500%	1/24/23	AAA	125,851
290	Federal Home Loan Banks	1.875%	12/11/20	Aaa	290,548
390	Federal Home Loan Banks	2.375%	9/08/23	Aaa	413,628
100	Federal Home Loan Banks	2.500%	2/13/24	Aaa	107,332
70	Federal National Mortgage Association	1.625%	1/07/25	Aaa	73,438
200	Federal National Mortgage Association	0.625%	4/22/25	Aaa	201,819
100	Federal National Mortgage Association	0.500%	6/17/25	Aaa	99,995
529	Federal National Mortgage Association	5.625%	7/15/37	Aaa	840,301
200	Japan Bank for International Cooperation	1.750%	10/17/24	A+	209,425
200	Japan Bank for International Cooperation	0.625%	7/15/25	A+	199,434
310	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	324,263
764	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	829,489
150	Landwirtschaftliche Rentenbank	0.500%	5/27/25	AAA	149,958
200	Svensk Exportkredit AB	1.750%	12/12/23	AA+	208,473
170	Tennessee Valley Authority	5.500%	6/15/38	Aaa	260,353
16	Tennessee Valley Authority	5.250%	9/15/39	Aaa	24,069
4,023	Total Government Agency				4,594,707
	Municipal Bonds – 2.4%
150	African Development Bank (No Optional Call)	3.000%	9/20/23	AAA	161,579
400	Asian Development Bank (No Optional Call)	1.500%	10/18/24	AAA	417,676
20	Council Of Europe Development Bank (No Optional Call)	1.375%	2/27/25	AAA	20,752
100	European Bank for Reconstruction & Development (No Optional Call)	2.750%	3/07/23	AAA	105,758

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (continued)
$249	European Investment Bank (No Optional Call)	2.000%	3/15/21	Aaa	$250,661
250	European Investment Bank (No Optional Call)	3.125%	12/14/23	Aaa	271,936
90	European Investment Bank (No Optional Call)	2.250%	6/24/24	AAA	96,266
340	Inter-American Development Bank (No Optional Call)	3.875%	10/28/41	Aaa	462,502
535	International Bank for Reconstruction & Development (No Optional Call)	1.500%	8/28/24	AAA	558,296
60	International Bank for Reconstruction & Development (No Optional Call)	3.125%	11/20/25	AAA	67,643
100	International Finance Corp (No Optional Call)	0.375%	7/16/25	AAA	99,421
250	Province of Alberta Canada (No Optional Call)	1.000%	5/20/25	Aa3	253,380
60	Province of Alberta Canada (No Optional Call)	3.300%	3/15/28	Aa3	69,012
10	Province of British Columbia Canada (No Optional Call)	0.020%	10/23/22	AAA	10,331
100	Province of British Columbia Canada (No Optional Call)	1.750%	9/27/24	AAA	105,039
100	Province of Manitoba Canada (No Optional Call)	2.600%	4/16/24	Aa2	106,826
50	Province of New Brunswick Canada (No Optional Call)	3.625%	2/24/28	Aa2	58,343
30	Province of Ontario Canada (No Optional Call)	2.550%	4/25/22	Aa3	30,983
516	Province of Ontario Canada (No Optional Call)	1.750%	1/24/23	Aa3	531,815
60	Province of Ontario Canada (No Optional Call)	3.200%	5/16/24	Aa3	65,680
150	Province of Quebec Canada (No Optional Call)	1.500%	2/11/25	Aa2	155,710
50	Province of Quebec Canada (No Optional Call)	0.600%	7/23/25	Aa2	49,944
286	Province of Quebec Canada (No Optional Call)	2.500%	4/20/26	Aa2	311,771
3,956	Total Municipal Bonds				4,261,324
	Sovereign Debt – 1.2%
100	Canada Government International Bond	1.625%	1/22/25	AAA	104,787
200	Chile Government International Bond	2.550%	1/27/32	A+	208,250
416	Colombia Government International Bond	2.625%	3/15/23	Baa2	426,404
14	Hungary Government International Bond	7.625%	3/29/41	BBB	24,935
210	Israel Government International Bond	2.750%	7/03/30	AA-	229,530
80	Korea International Bond	2.750%	1/19/27	AA	87,103
250	Panama Government International Bond	4.500%	5/15/47	BBB+	308,128
96	Peruvian Government International Bond	5.625%	11/18/50	A3	153,360
120	Poland Government International Bond	5.000%	3/23/22	A2	127,870
150	Republic of Italy Government International Bond	2.875%	10/17/29	N/R	154,804
200	Uruguay Government International Bond	4.125%	11/20/45	BBB	238,002
1,836	Total Sovereign Debt				2,063,173
$9,815	Total Government Related (cost $10,571,590)				10,919,204
	Total Long-Term Investments (cost $169,370,603)				175,016,249

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 2.4%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.4%
$4,305	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	11/02/20	N/R	$4,305,000
$4,305	Total Short-Term Investments (cost $4,305,000)				4,305,000
	Total Investments (cost $173,675,603) – 101.7%				179,321,249
	Other Assets Less Liabilities – (1.7)%				(3,077,016)
	Net Assets – 100%				$176,244,233
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$ —	$65,180,424	$ —	$65,180,424
Securitized	—	51,184,700	—	51,184,700
Corporate Debt	—	47,731,921	—	47,731,921
Government Related	—	10,919,204	—	10,919,204
Short-Term Investments:
U.S. Government and Agency Obligations	—	4,305,000	—	4,305,000
Total	$ —	$179,321,249	$ —	$179,321,249

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.